UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09815

THE ARBITRAGE FUNDS
 (Exact name of registrant as specified in charter)

41 Madison Avenue, 42nd Floor, New York, NY 10010
 (Address of principal executive offices) (Zip code)

John S. Orrico
Water Island Capital, LLC
41 Madison Avenue
42nd Floor
New York, NY 10010
 (Name and address of agent for service)

Registrant’s telephone number, including area code: 212-259-2655

Date of fiscal year end:  May 31

Date of reporting period: December 1, 2014-February 28, 2015

Item 1 – Schedule of Investments.

THE ARBITRAGE FUND
Portfolio of Investments
 February 28, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS - 92.51%
Aerospace & Defense - 1.35%
Exelis, Inc.	1,169,841	$28,310,152

Auto Parts & Equipment - 5.54%
TRW Automotive Holdings Corp.(a)(b)(c)	1,116,958	116,431,702

Banks - 3.47%
Bank of Kentucky Financial Corp.(b)	257,931	12,256,881
City National Corp.	409,718	37,026,216
Hudson Valley Holding Corp.(b)	361,039	9,383,403
Susquehanna Bancshares, Inc.(b)	1,061,543	14,235,292
		72,901,792

Building Materials - 0.10%
Vicwest, Inc.	222,484	2,219,323

Chemicals - 3.00%
Penford Corp.(a)	197,604	3,720,883
Sigma-Aldrich Corp.(b)	429,757	59,332,252
		63,053,135

Computers - 5.03%
Riverbed Technology, Inc.(a)	2,266,573	47,462,039
Spansion, Inc., Class A(a)(b)	1,613,976	58,232,254
		105,694,293

Electric - 1.12%
Cleco Corp.	5,441	296,154
Hawaiian Electric Industries, Inc.	125,191	4,137,562
Pepco Holdings, Inc.(b)	704,187	19,111,635
		23,545,351

Electronics - 0.98%
Axis Communications AB	506,033	20,570,299

Food - 3.45%
Nutreco N.V.	1,435,778	72,615,149

Forest Products & Paper - 2.48%
MeadWestvaco Corp.	981,051	52,054,566

Healthcare - Products - 6.25%
CareFusion Corp.(a)(b)	2,164,281	130,030,002
Synergy Health Plc	44,059	1,448,837
		131,478,839

Healthcare - Services - 0.00% (d)
Laboratory Corp. of America Holdings(a)	247	30,396

Home Builders - 0.35%
Brookfield Residential Properties, Inc.(a)	301,883	7,305,569

Insurance - 6.68%
Axis Capital Holdings Ltd.	302,976	15,703,246

	Shares	Value
COMMON STOCKS - 92.51% (Continued)
Insurance - 6.68% (Continued)
Catlin Group Ltd.	2,285,207	$24,149,287
Friends Life Group Ltd.	7,890,752	50,080,792
Platinum Underwriters Holdings Ltd.	661,376	50,496,058
		140,429,383

Internet - 1.14%
Orbitz Worldwide, Inc.(a)(c)	2,064,002	23,901,143

Media - 7.87%
Comcast Corp., Class A	117,999	7,006,781
DIRECTV(a)(b)(c)	1,787,814	158,400,320
		165,407,101

Mining - 0.02%
Yancoal Australia Ltd.(a)	5,711,461	339,183

Miscellaneous Manufacturing - 0.67%
Polypore International, Inc.(a)(c)	239,306	14,188,453

Oil & Gas - 2.10%
Talisman Energy, Inc.	5,687,886	44,251,753

Oil & Gas Services - 1.52%
Dresser-Rand Group, Inc.(a)(c)	333,467	27,140,879
Halliburton Co.	112,256	4,820,273
		31,961,152

Packaging & Containers - 0.25%
Rexam Plc	614,464	5,274,442

Pharmaceuticals - 14.86%
Allergan, Inc.	705,720	164,249,273
Hospira, Inc.(a)(c)	1,035,390	90,638,041
Salix Pharmaceuticals Ltd.(a)(c)	366,076	57,547,147
		312,434,461

Real Estate - 1.15%
Deutsche Annington Immobilien SE	575,757	22,212,267
Keppel Land Ltd.	574,708	1,914,499
		24,126,766

Real Estate Investment Trusts - 0.69%
Aviv REIT, Inc.	373,828	13,450,331
Corio N.V.	18,695	1,039,024
		14,489,355

Retail - 11.45%
Family Dollar Stores, Inc.(b)(c)	1,743,396	137,275,001
Pantry, Inc.(a)(b)	1,183,812	43,445,900
PetSmart, Inc.	723,506	59,985,883
		240,706,784

Semiconductors - 4.03%
Emulex Corp.(a)	2,538,820	20,183,619
Tokyo Electron Ltd., Unsponsored ADR	3,410,324	64,625,640
		84,809,259

	Shares	Value
COMMON STOCKS - 92.51% (Continued)
Software - 2.88%
Advent Software, Inc.	1,372,227	$60,611,266

Telecommunications - 2.41%
Eltek ASA	3,430,543	5,168,603
Jazztel Plc(a)	3,259,589	45,595,545
		50,764,148

Transportation - 1.67%
Ansaldo STS SpA	2,014,261	21,131,804
Toll Holdings Ltd.	1,992,574	13,919,559
		35,051,363

TOTAL COMMON STOCKS
(Cost $1,887,620,602)		1,944,956,578

RIGHTS - 0.47%
ArthroCare Corp., CVR(a)(e)(f)	3,215,721	1,102,349
BMC Software, Inc., CVR(a)(e)(f)	4,637,757	369,629
Casa Ley, CVR(a)(e)(f)	6,223,326	2,194,967
Chelsea Therapeutics, CVR(a)(e)(f)	2,389,273	189,947
Cubist Pharmaceuticals, Inc., CPR(a)(e)(f)	119,343	47,320
Leap Wireless International, CVR(a)(e)(f)	2,231,034	5,756,068
PDC, CVR(a)(e)(f)	6,223,326	136,913
Trius Therapeutics, CVR(a)(e)(f)	1,034,403	171,504

TOTAL RIGHTS
(Cost $13,501,322)		9,968,697

	Expiration	Exercise
	Date	Price	Contracts	Value
PURCHASED OPTIONS(a)- 0.08%
Call Options Purchased - 0.06%
AT&T, Inc.	06/2015	$35.00	4,805	$369,985
Cypress Semiconductor Corp.	03/2015	16.00	11,616	203,280
PartnerRe Ltd.:
	03/2015	120.00	314	13,345
	03/2015	125.00	1,594	15,940
	05/2015	115.00	195	66,300
Salix Pharmaceuticals Ltd.	04/2015	160.00	1,381	100,123
TRW Automotive Holdings Corp.	04/2015	100.00	801	360,450

TOTAL CALL OPTIONS PURCHASED
(Cost $1,499,204)				1,129,423

Put Options Purchased - 0.02%
AT&T, Inc.	03/2015	34.00	10,052	216,118
Dollar Tree, Inc.	05/2015	62.50	767	7,670
Dresser-Rand Group, Inc.	03/2015	75.00	674	16,850
Family Dollar Stores, Inc.	07/2015	72.50	2,519	81,867
Hospira, Inc.	08/2015	70.00	2	70
Orbitz Worldwide, Inc.:
	08/2015	10.00	6,554	131,080
	01/2016	10.00	1,156	23,120

	Expiration	Exercise
	Date	Price	Contracts	Value
PURCHASED OPTIONS(a)- 0.08% (Continued)
Put Options Purchased - 0.02% (Continued)
PartnerRe Ltd.	03/2015	$110.00	215	$7,525

TOTAL PUT OPTIONS PURCHASED
(Cost $1,031,625)				484,300

TOTAL PURCHASED OPTIONS
(Cost $2,530,829)				1,613,723

	Yield	Shares	Value
SHORT-TERM INVESTMENTS - 11.82%
Money Market Fund
State Street Institutional Liquid Reserves Fund(g)	0.089%	248,366,037	248,366,037

Time Deposits
Euro Time Deposit	0.010%	170,743	170,743

TOTAL SHORT-TERM INVESTMENTS
(Cost $248,536,780)			248,536,780

Total Investments - 104.88%
(Cost $2,152,189,533)			2,205,075,778

Liabilities in Excess of Other Assets- (4.88%)(h)			(102,648,474)

NET ASSETS - 100.00%			$2,102,427,304

(a)	Non-income-producing security.
(b)
Security, or a portion of security, is being held as collateral for short sales or written option contracts. At period end, the aggregate market value of those securities was $331,771,000, representing 15.78% of net assets.

(c)	Underlying security for a written/purchased call/put option.
(d)	Less than 0.005% of Net Assets.
(e)	Security considered illiquid. On February 28, 2015, the total market value of these securities was $9,968,697, representing 0.47% of net assets.
(f)
Security fair valued using methods determined in good faith by the Pricing Committee.  As of February 28, 2015, the total market value of these securities was $9,968,697, representing 0.47% of net assets.

(g)	Rate shown is the 7-day effective yield as of February 28, 2015.
(h)	Includes cash which is being held as collateral for short sales and written option contracts.
Securities are determined to be illiquid under the procedures approved by the Funds Board of Trustees. Information related to the illiquid securities is as follows:

Date(s) of Purchase	Security	Cost	Market Value	% of Net Assets
05/30/2014	ArthroCare Corp., CVR	$1,125,502	$1,102,349	0.05%
09/10/2013	BMC Software, Inc., CVR	0	369,629	0.02
01/30/2015	Casa Ley, CVR	6,316,054	2,194,967	0.10
06/24/2014	Chelsea Therapeutics, CVR	0	189,947	0.01
12/12/2011	Cubist Pharmaceuticals, Inc., CPR	0	47,320	0.00
03/14/2014	Leap Wireless International, CVR	5,756,068	5,756,068	0.27
01/30/2015	PDC, CVR	303,698	136,913	0.01
09/12/2013	Trius Therapeutics, CVR	0	171,504	0.01
			$9,968,697	0.47%

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS ‐ (28.66%)
Banks ‐ (1.87%)
BB&T Corp.	(529,428)	$(20,144,735)
Royal Bank of Canada	(306,779)	(19,210,501)
		(39,355,236)

Containers & Packaging ‐ (2.50%)
Rock‐Tenn Co., Class A	(764,418)	(52,469,652)

Electric ‐ (0.15%)
NextEra Energy, Inc.	(30,214)	(3,125,940)

Healthcare ‐ Products ‐ (1.23%)
Becton Dickinson and Co.	(168,126)	(24,667,447)
STERIS Corp.	(18,981)	(1,224,654)
		(25,892,101)

Insurance ‐ (4.45%)
Aviva Plc	(5,839,685)	(48,594,096)
PartnerRe Ltd.	(123,439)	(14,133,766)
RenaissanceRe Holdings Ltd.	(194,906)	(19,983,712)
XL Group Plc	(297,072)	(10,754,006)
		(93,465,580)

Media ‐ (0.71%)
Time Warner Cable, Inc.	(97,451)	(15,012,327)

Oil & Gas Services ‐ (0.30%)
Baker Hughes, Inc.	(100,228)	(6,265,252)

Packaging & Containers ‐ (0.10%)
Ball Corp.	(28,068)	(2,012,756)

Pharmaceuticals ‐ (3.60%)
Actavis Plc	(259,981)	(75,748,064)

Real Estate ‐ (1.06%)
Deutsche Annington Immobilien SE	(575,754)	(22,212,160)

Real Estate Investment Trusts ‐ (0.69%)
Klepierre	(20,526)	(1,003,543)
Omega Healthcare Investors, Inc.	(336,186)	(13,467,611)
		(14,471,154)

Retail ‐ (1.40%)
Dollar Tree, Inc.	(370,657)	(29,533,950)

Savings & Loans ‐ (0.45%)
Sterling Bancorp	(693,093)	(9,509,236)

Semiconductors ‐ (6.29%)
Applied Materials, Inc.	(2,973,807)	(74,493,865)

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS - (28.66%)(Continued)
Semiconductors - (6.29%) (Continued)
Cypress Semiconductor Corp.	(3,921,428)	$(57,841,063)
		(132,334,928)

Telecommunications - (3.86%)
AT&T, Inc.	(2,079,995)	(71,884,627)
Harris Corp.	(119,906)	(9,314,298)
		(81,198,925)

TOTAL COMMON STOCKS
(Proceeds $573,676,603)		(602,607,261)

EXCHANGE-TRADED FUNDS - (0.41%)
Equity Funds - (0.41%)
SPDR® S&P 500® ETF Trust	(40,787)	(8,592,189)

TOTAL EXCHANGE-TRADED FUNDS
(Proceeds $8,352,397)		(8,592,189)

RIGHTS - (0.00%)(a)
Chelsea Therapeutics, CVR	(1,100)	(88)

TOTAL RIGHTS
(Proceeds $0)		(88)

TOTAL SECURITIES SOLD SHORT
(Proceeds $582,029,000)		$(611,199,538)

SCHEDULE OF WRITTEN OPTIONS	Expiration Date	Exercise Price	Contracts	Value
Written Call Options
Cypress Semiconductor Corp.	03/2015	$14.00	(440)	$(42,900)
DIRECTV:
	03/2015	85.00	(1,247)	(483,212)
	03/2015	87.50	(783)	(125,280)
Dollar Tree, Inc.	05/2015	70.00	(767)	(763,165)
Family Dollar Stores, Inc.	04/2015	80.00	(495)	(16,087)
Hospira, Inc.	08/2015	90.00	(350)	(2,625)
MWI Veterinary Supply, Inc.	04/2015	190.00	(98)	0
Orbitz Worldwide, Inc.:
	08/2015	12.00	(6,554)	(81,925)
	01/2016	12.00	(1,156)	(14,450)

Polypore International, Inc.:
	03/2015	60.00	(67)	(838)
	04/2015	60.00	(27)	(1,215)
TRW Automotive Holdings Corp.	04/2015	105.00	(801)	(36,045)

TOTAL WRITTEN CALL OPTIONS
(Premiums received $921,842)				(1,567,742)

SCHEDULE OF WRITTEN OPTIONS	Expiration Date	Exercise Price	Contracts	Value
Written Put Options
Cypress Semiconductor Corp.	03/2015	$14.00	(11,616)	$(232,320)
Dresser-Rand Group, Inc.	03/2015	80.00	(20)	(950)
PartnerRe Ltd.:
	03/2015	115.00	(793)	(156,618)
	05/2015	115.00	(867)	(325,125)

TOTAL WRITTEN PUT OPTIONS
(Premiums received $593,396)				(715,013)

TOTAL WRITTEN OPTIONS
(Premiums received $1,515,238)				$(2,282,755)

(a)	Amount represents less than (0.005%) of net assets.
EQUITY SWAP CONTRACTS

Swap Counterparty	Reference Obligation	Rate Paid/ Received by the Fund	Termination Dates	Notional Amount	Unrealized Appreciation
Morgan Stanley	Brit Plc	1 Day-SONIA minus 0.90 bps	02/17/2017	$8,520,619	$85,352
				$8,520,619	$85,352

OUTSTANDING FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Contract Description	Contracts to Deliver/Receive	Purchase/Sale Contract	Expiration Date	Current Value	Unrealized Appreciation
AUD	19,015,213	Sale	03/16/2015	14,841,759	$24,589
CAD	14,060,816	Sale	03/16/2015	11,244,873	846,241
EUR	147,097,198	Sale	03/16/2015	164,646,206	10,299,172
GBP	55,674,800	Purchase	03/16/2015	12,426,996	63,296
JPY	653,290,400	Purchase	03/16/2015	5,462,536	44,103
JPY	653,290,400	Sale	03/16/2015	5,462,536	16,296
NOK	73,214,300	Sale	03/16/2015	9,545,485	260,568
SEK	171,595,800	Sale	03/16/2015	20,586,428	1,246,393
SGD	1,759,500	Sale	03/16/2015	1,290,422	11,761
					$12,812,419

Contract Description	Contracts to Deliver/Receive	Purchase/Sale Contract	Expiration Date	Current Value	Unrealized Depreciation
AUD	744,700	Purchase	03/16/2015	581,253	$(10,616)
CAD	11,286,400	Purchase	03/16/2015	9,026,086	(164,751)
EUR	9,072,500	Purchase	03/16/2015	10,154,869	(262,359)
GBP	21,419,700	Sale	03/16/2015	33,064,510	(220,269)
NOK	32,905,400	Purchase	03/16/2015	4,290,118	(141,490)
					$(799,485)

Country	% of Net Assets(a)
Bermuda	4.30%
Netherlands	3.50%
Japan	3.07%
Canada	2.56%
Great Britain	2.49%
Guernsey	2.38%
Germany	1.06%
Italy	1.00%
Sweden	0.98%
Australia	0.68%
Norway	0.25%
Singapore	0.09%
United States	82.52%
Liabilities in Excess of Other Assets	(4.88)%
100.00%

(a)	These percentages represent long positions only and are not net of short positions.

Abbreviations:

AB - Aktiebolag is the Swedish term for a limited company
ADR - American Depositary Receipt
ASA - Allmennaksjeselskap is the Norwegian term for public limited company
AUD - Australian Dollar
bps - Basis Points
CAD - Canadian Dollar
CPR - Conditional Prepayment Rate
CVR - Contingent Value Rights
ETF - Exchange-Traded Fund
EUR - Euro
GBP - British Pound
JPY - Japanese Yen
Ltd. - Limited
NOK - Norwegian Kronor
N.V. - Naamloze Vennootschap is the Dutch term for a public limited liability corporation
Plc - Public Limited Company
REIT - Real Estate Investment Trust
SE - SE Regulation. A European Company which can operate on a Europe-wide basis and be governed by Community law directly applicable in all Member States
SEK - Swedish Kronor
SGD - Singapore Dollar
SONIA - Sterling OverNight Index Average
S&P - Standard & Poor’s
SpA - Societa per Azione SPDR - Standard & Poor’s Depositary Receipt

See Notes to Quarterly Portfolio of Investments.

The following is a summary of the inputs used as of February 28, 2015, in valuing the Arbitrage Fund’s investments carried at value:

Investments in Securities at Value
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks**	$1,944,956,578	$–	$–	$1,944,956,578
Rights	–	–	9,968,697	9,968,697
Purchased Options	1,613,723	–	–	1,613,723
Short-Term Investments	248,536,780	–	–	248,536,780
TOTAL	$2,195,107,081	$–	$9,968,697	$2,205,075,778

Other Financial Instruments*
Assets
Equity Swap Contracts	$85,352	$–	$–	$85,352
Forward Foreign Currency Exchange Contracts	–	12,812,419	–	12,812,419
Liabilities
Common Stocks**	(602,607,261)	–	–	(602,607,261)
Exchange-Traded Funds	(8,592,189)	–	–	(8,592,189)
Rights	–	–	(88)	(88)
Written Options	(2,282,755)	–	–	(2,282,755)
Forward Foreign Currency Exchange Contracts	–	(799,485)	–	(799,485)
TOTAL	$(613,396,853)	$12,012,934	$(88)	$(601,384,007)

*	Other financial instruments are instruments such as securities sold short, written options, equity swap contracts, and forward foreign currency exchange contracts.
**	Refer to Portfolio of Investments for sector information.
The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund’s assets and liabilities during the period ended February 28, 2015:

Investments in Securities	Balance as of May 31, 2014	Realized Gain	Change in Unrealized Depreciation	Purchases	Sales Proceeds	Transfer into Level 3	Transfer out of Level 3	Balance as of February 28, 2015	Net change in unrealized depreciation included in the Statements of Operations attributable to Level 3 investments held at February 28, 2015
Common Stocks	$21,230	$19,478	$(876)	$-	$(39,832)	$-	$-	$-	$-
Rights	7,414,115	-	(4,065,170)	6,619,752	-	-	-	9,968,697	(4,065,170)
Total	$7,435,345	$19,478	$(4,066,046)	$6,619,752	$(39,832)	$-	$-	$9,968,697	$(4,065,170)

Other Financial Instruments	Balance as of May 31, 2014	Realized Gain	Change in Unrealized Depreciation	Purchases	Sales Proceeds	Transfer into Level 3	Transfer out of Level 3	Balance as of February 28, 2015	Net change in unrealized depreciation included in the Statements of Operations attributable to Level 3 investments held at February 28, 2015
Rights	$-	$-	$(88)	$0	$-	$-	$-	$(88)	$(88)
Total	$-	$-	$(88)	$0	$-	$-	$-	$(88)	$(88)

THE ARBITRAGE EVENT‐DRIVEN FUND
Portfolio of Investments
February 28, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS ‐ 70.38%
Aerospace & Defense ‐ 2.29%
B/E Aerospace, Inc.(a)(b)(c)	136,645	$8,682,423
KLX, Inc.(a)	148,668	5,937,800
		14,620,223
Apparel ‐ 0.37%
Perry Ellis International, Inc.(a)	100,343	2,368,095

Auto Parts & Equipment ‐ 2.48%
TRW Automotive Holdings Corp.(a)(b)(c)	152,180	15,863,243

Banks ‐ 0.41%
Hudson Valley Holding Corp.(b)	41,711	1,084,069
Susquehanna Bancshares, Inc.	114,948	1,541,453
		2,625,522
Beverages ‐ 0.66%
Molson Coors Brewing Co., Class B(c)	55,597	4,219,256

Building Materials ‐ 0.04%
Vicwest, Inc.	28,430	283,595

Chemicals ‐ 1.97%
Methanex Corp.(b)(c)	122,874	6,672,058
Sigma‐Aldrich Corp.(b)	42,920	5,925,535
		12,597,593
Coal ‐ 2.33%
Cloud Peak Energy, Inc.(a)(b)	199,301	1,652,205
CONSOL Energy, Inc.(b)(c)	392,135	12,626,747
Peabody Energy Corp.(b)(c)	78,423	619,542
		14,898,494
Computers ‐ 0.87%
EMC Corp.(b)(c)	51,220	1,482,307
Spansion, Inc., Class A(a)	112,734	4,067,443
		5,549,750
Computers & Computer Services ‐ 1.21%
Hewlett‐Packard Co.	222,237	7,742,737

Electric ‐ 0.38%
Pepco Holdings, Inc.	89,955	2,441,379

Electrical Components & Equipment ‐ 0.81%
Hubbell, Inc., Class B(b)(c)	45,494	5,177,217

Electronics ‐ 0.52%
Axis Communications AB	81,125	3,297,741

Food ‐ 3.45%
Nutreco N.V.	381,971	19,318,363

	Shares	Value
COMMON STOCKS ‐ 70.38% (Continued)
Food ‐ 3.45% (Continued)
Tyson Foods, Inc., Class A(b)(c)	65,741	$2,715,761
		22,034,124

Forest Products & Paper ‐ 0.30%
MeadWestvaco Corp.(b)	35,894	1,904,536

Healthcare ‐ Products ‐ 5.07%
CareFusion Corp.(a)(b)	537,085	32,268,067
Synergy Health Plc	5,082	167,116
		32,435,183
Healthcare ‐ Services ‐ 0.82%
Kindred Healthcare, Inc.(c)	245,777	5,215,388
Laboratory Corp. of America Holdings(a)	81	9,989
		5,225,377
Holding Companies ‐ Diversified ‐ 0.35%
Liberty TripAdvisor Holdings, Inc., Class A(a)(b)	68,148	2,250,928

Home Builders ‐ 0.27%
Brookfield Residential Properties, Inc.(a)	70,699	1,710,916

Insurance ‐ 4.12%
Axis Capital Holdings Ltd.	38,798	2,010,900
Fairfax Financial Holdings Ltd.	11,068	5,808,022
Friends Life Group Ltd.	1,927,271	12,231,947
Platinum Underwriters Holdings Ltd.	82,059	6,265,204
		26,316,073
Internet ‐ 1.70%
Orbitz Worldwide, Inc.(a)(c)	252,665	2,925,861
Yahoo!, Inc.(a)	178,864	7,920,098
		10,845,959
Media ‐ 6.30%
Comcast Corp., Class A	14,972	889,037
DIRECTV(a)(b)(c)	258,101	22,867,749
DISH Network Corp., Class A(a)(c)	95,138	7,139,155
Media General, Inc.(a)(c)	252,248	3,761,018
Viacom, Inc., Class B(c)	80,255	5,613,035
		40,269,994
Mining ‐ 0.01%
Nevada Copper Corp.(a)	6,725	9,092
Yancoal Australia Ltd.(a)	538,561	31,983
		41,075
Miscellaneous Manufacturing ‐ 0.28%
Polypore International, Inc.(a)(c)	30,644	1,816,883

Oil & Gas ‐ 1.17%
California Resources Corp.(a)	32,140	230,122
Cobalt International Energy, Inc.(a)(c)	152,602	1,562,645
Talisman Energy, Inc.(b)	728,367	5,666,695
		7,459,462

	Shares	Value
COMMON STOCKS ‐ 70.38% (Continued)
Oil & Gas Services ‐ 3.51%
Dresser‐Rand Group, Inc.(a)(b)(c)	93,724	$7,628,196
Exterran Holdings, Inc.(b)(c)	162,022	5,260,854
Halliburton Co.(c)	112,152	4,815,807
Weatherford International Plc(a)(b)(c)	375,517	4,765,311
		22,470,168
Packaging & Containers ‐ 0.71%
Berry Plastics Group, Inc.(a)(b)(c)	132,730	4,553,966

Pharmaceuticals ‐ 8.11%
Allergan, Inc.	134,089	31,207,874
Hospira, Inc.(a)(b)(c)	84,223	7,372,881
Mylan, Inc.(a)(c)	103,331	5,923,449
Salix Pharmaceuticals Ltd.(a)(c)	46,878	7,369,222
		51,873,426
Real Estate ‐ 0.81%
Deutsche Annington Immobilien SE	128,801	4,969,035
Keppel Land Ltd.	73,595	245,164
		5,214,199
Real Estate Investment Trusts ‐ 0.51%
Associated Estates Realty Corp.(b)	66,298	1,587,837
Aviv REIT, Inc.	45,902	1,651,554
		3,239,391
Retail ‐ 7.25%
Bob Evans Farms, Inc.(b)(c)	70,653	4,138,853
Dick's Sporting Goods, Inc.(c)	54,141	2,928,487
Family Dollar Stores, Inc.(c)	249,517	19,646,969
Office Depot, Inc.(a)	155,728	1,459,171
Pantry, Inc.(a)	147,667	5,419,379
Staples, Inc.(c)	303,012	5,079,996
Vitamin Shoppe, Inc.(a)(c)	53,606	2,272,894
Yum! Brands, Inc.(b)(c)	66,576	5,399,979
		46,345,728
Semiconductors ‐ 4.10%
Emulex Corp.(a)	325,110	2,584,625
QUALCOMM, Inc.	89,140	6,463,541
Tokyo Electron Ltd., Unsponsored ADR(b)	906,077	17,170,159
		26,218,325
Software ‐ 2.09%
Advent Software, Inc.	158,219	6,988,533
AVG Technologies N.V.(a)(c)	49,622	1,119,969
Informatica Corp.(a)(b)(c)	122,250	5,250,026
		13,358,528
Telecommunications ‐ 4.41%
Globalstar, Inc.(a)	262,074	676,151
Harris Corp.	33,271	2,584,491
HC2 Holdings, Inc.(a)	259,299	1,981,044
Jazztel Plc(a)	813,947	11,385,594
Juniper Networks, Inc.(b)(c)	95,425	2,281,612
Motorola Solutions, Inc.	20,987	1,425,857

	Shares	Value
COMMON STOCKS ‐ 70.38% (Continued)
Telecommunications ‐ 4.41% (Continued)
T‐Mobile US, Inc.(a)(b)(c)	237,556	$7,846,475
		28,181,224
Transportation ‐ 0.70%
Ansaldo STS SpA	257,938	2,706,052
Toll Holdings Ltd.	255,290	1,783,384
		4,489,436
TOTAL COMMON STOCKS
(Cost $432,333,929)		449,939,746

LIMITED PARTNERSHIPS ‐ 0.45%
Oil & Gas ‐ 0.45%
Seadrill Partners LLC(b)(c)	187,810	2,875,371

TOTAL LIMITED PARTNERSHIPS
(Cost $2,927,053)		2,875,371

EXCHANGE‐TRADED FUNDS ‐ 0.07%
Equity Funds ‐ 0.07%
iShares® Russell 1000 Value ETF	3,948	414,777

TOTAL EXCHANGE‐TRADED FUNDS
(Cost $398,962)		414,777

EXCHANGE‐TRADED NOTES ‐ 0.21%
Debt Funds ‐ 0.21%
iPath® S&P 500® VIX Short‐Term Futures™ ETN(a)	48,690	1,344,818

TOTAL EXCHANGE‐TRADED NOTES
(Cost $1,418,663)		1,344,818

RIGHTS ‐ 0.10%
ArthroCare Corp., CVR(a)(d)(e)	157,791	54,091
BMC Software, Inc., CVR(a)(d)(e)	49,764	3,966
Casa Ley, CVR(a)(d)(e)	891,084	314,285
Chelsea Therapeutics, CVR(a)(d)(e)	434,520	34,545
Cubist Pharmaceuticals, Inc., CPR(a)(d)(e)	34,500	13,679
Leap Wireless International, CVR(a)(d)(e)	81,078	209,181
PDC, CVR(a)(d)(e)	891,084	19,604
Trius Therapeutics, CVR(a)(d)(e)	103,378	17,140

TOTAL RIGHTS
(Cost $1,212,254)		666,491

			Principal
	Maturity Date	Rate	Amount	Value
BANK LOANS ‐ 2.07%
FairPoint Communications, Inc.(f)	02/14/2019	7.500%	$2,666,080	$2,692,075
OSG Bulk Ships, Inc.(f)	07/22/2019	5.250%	5,323,250	5,293,333
Station Casinos(f)	03/01/2020	4.250%	2,485,854	2,488,962
Zayo Bandwidth LLC(f)	06/14/2019	4.000%	2,735,071	2,737,710

TOTAL BANK LOANS
(Cost $13,314,113)				13,212,080

CORPORATE BONDS ‐ 23.70%
Aerospace & Defense ‐ 1.43%
Orbital ATK, Inc.	09/15/2020	6.875%	8,595,000	9,132,187

Auto Parts & Equipment ‐ 0.87%
TRW Automotive, Inc.(g)	03/01/2021	4.500%	5,488,000	5,542,880

Banks ‐ 1.01%
PNC Preferred Funding Trust II(g)(h)	Perpetual Maturity	1.463%	4,712,000	4,429,280
Wells Fargo Capital X	12/15/2036	5.950%	1,944,000	1,993,572
				6,422,852
Chemicals ‐ 0.07%
Ashland, Inc.	04/15/2018	3.875%	412,000	428,480

Diversified Financial Services ‐ 0.63%
Prospect Holding Co., LLC / Prospect Holding Finance Co.(g)	10/01/2018	10.250%	5,321,000	4,043,960

Electronics ‐ 1.21%
Viasystems, Inc.(g)	05/01/2019	7.875%	7,317,000	7,719,435

Energy ‐ Alternate Sources ‐ 0.95%
First Wind Capital LLC(g)	06/01/2018	10.250%	5,662,000	6,097,295

Entertainment ‐ 1.51%
International Game Technology	10/15/2023	5.350%	9,557,000	9,673,165

Food ‐ 2.49%
Big Heart Pet Brands	02/15/2019	7.625%	7,186,000	7,333,313
US Foods, Inc.	06/30/2019	8.500%	8,172,000	8,570,385
				15,903,698
Healthcare ‐ Products ‐ 1.27%
Biomet, Inc.	10/01/2020	6.500%	7,645,000	8,094,144

Healthcare ‐ Services ‐ 2.28%
Gentiva Health Services, Inc.	09/01/2018	11.500%	6,234,000	6,615,833
MedImpact Holdings, Inc.(b)(g)	02/01/2018	10.500%	7,576,000	7,972,793
				14,588,626
Household Products & Wares ‐ 0.28%
American Achievement Corp.(g)	04/15/2016	10.875%	1,800,000	1,786,500

			Principal
	Maturity Date	Rate	Amount	Value
CORPORATE BONDS ‐ 23.70% (Continued)
Insurance ‐ 1.37%
Ambac Assurance Corp.(b)(g)	06/07/2020	5.100%	$3,911,627	$4,527,708
Ambac Assurance Corp.(g)	08/28/2039	5.100%	1,598,000	1,246,440
Syncora Holdings Ltd.(h)
	Perpetual Maturity	5.000%	989,868	779,093
	Perpetual Maturity	6.000%	2,724,000	2,223,465
				8,776,706
Iron & Steel ‐ 0.16%
1839688 Alberta ULC, PIK	02/13/2020	14.000%	1,367,958	1,044,816

Machinery ‐ Diversified ‐ 0.44%
Manitowoc Co., Inc.	10/15/2022	5.875%	2,627,000	2,830,593

Media ‐ 1.35%
CCO Holdings LLC / CCO Holdings Capital Corp.	01/15/2019	7.000%	4,897,000	5,092,880
Univision Communications, Inc.(g)	05/15/2021	8.500%	3,290,000	3,532,637
				8,625,517
Mining ‐ 0.81%
Prince Mineral Holding Corp.(g)	12/15/2019	12.000%	5,179,000	5,179,000

Oil & Gas ‐ 0.04%
Southern Pacific Resource Corp.(g)(i)	01/25/2018	8.750%	4,828,000	270,346

Oil & Gas Services ‐ 0.06%
Exterran Holdings, Inc.	12/01/2018	7.250%	368,000	371,680

Pharmaceuticals ‐ 1.18%
Salix Pharmaceuticals Ltd.(g)	01/15/2021	6.000%	6,755,000	7,565,600

Retail ‐ 1.03%
PC Nextco Holdings LLC / PC Nextco Finance, Inc.	08/15/2019	8.750%	6,418,000	6,546,360

Semiconductors ‐ 0.54%
Freescale Semiconductor, Inc.	08/01/2020	10.750%	3,173,000	3,452,621

Telecommunications ‐ 2.48%
AT&T, Inc.	08/15/2016	2.400%	2,890,000	2,937,647
NII International Telecom SCA(g)(i)	08/15/2019	7.875%	2,749,000	2,632,168
T‐Mobile USA, Inc.	04/28/2019	6.464%	4,211,000	4,374,176
Windstream Corp.	09/01/2018	8.125%	5,623,000	5,876,035
				15,820,026

			Principal
	Maturity Date	Rate	Amount	Value
CORPORATE BONDS ‐ 23.70% (Continued)
Transportation ‐ 0.24%
Overseas Shipholding Group, Inc.	03/30/2018	8.125%	$1,551,000	$1,551,000

TOTAL CORPORATE BONDS
(Cost $156,137,302)				151,467,487

CONVERTIBLE CORPORATE BONDS ‐ 2.71%
Engineering & Construction ‐ 0.28%
Aecon Group, Inc.	10/31/2015	6.250%	2,210,000	1,779,526

Healthcare ‐ Products ‐ 1.44%
Volcano Corp.	12/01/2017	1.750%	9,181,000	9,181,000

Mining ‐ 0.66%
Primero Mining Corp.	03/31/2016	6.500%	4,298,000	4,255,020

Oil & Gas ‐ 0.08%
BPZ Resources, Inc.	10/01/2017	8.500%	2,693,000	538,600

Oil & Gas Services ‐ 0.10%
Cal Dive International, Inc.(i)	07/15/2017	5.000%	5,128,000	615,360

Telecommunications ‐ 0.15%
Globalstar, Inc., PIK (2.25% PIK)	04/01/2028	8.000%	229,320	969,594

TOTAL CONVERTIBLE CORPORATE BONDS
(Cost $21,715,855)				17,339,100

	Expiration	Exercise
	Date	Price	Contracts	Value
PURCHASED OPTIONS(a)‐ 0.12%
Call Options Purchased ‐ 0.05%
AT&T, Inc.	06/2015	$35.00	728	$56,056
Ball Corp.	03/2015	75.00	296	15,540
CommScope Holding Co., Inc.	03/2015	35.00	238	4,760
Cypress Semiconductor Corp.	03/2015	16.00	1,323	23,153
Energizer Holdings, Inc.	03/2015	155.00	121	3,630
Expedia, Inc.	03/2015	100.00	896	17,920
PartnerRe Ltd.:
	03/2015	120.00	39	1,657
	03/2015	125.00	199	1,990
	05/2015	115.00	24	8,160

	Expiration	Exercise
	Date	Price	Contracts	Value
PURCHASED OPTIONS(a)‐ 0.12% (Continued)
Call Options Purchased ‐ 0.05% (Continued)
Salix Pharmaceuticals Ltd.	04/2015	$160.00	177	$12,833
Staples, Inc.	01/2016	17.00	600	121,500
TRW Automotive Holdings Corp.	04/2015	100.00	91	40,950
Valeant Pharmaceuticals International, Inc.	04/2015	200.00	3	2,475

TOTAL CALL OPTIONS PURCHASED
(Cost $391,268)				310,624

Put Options Purchased ‐ 0.07%
AT&T, Inc.	03/2015	34.00	1,051	22,597
AVG Technologies N.V.	03/2015	15.00	910	2,275

B/E Aerospace, Inc.:
	03/2015	50.00	1,203	12,030
	04/2015	50.00	597	14,925
Berry Plastics Group, Inc.	03/2015	30.00	912	4,560
Bob Evans Farms, Inc.	03/2015	45.00	607	9,105
Chico’s FAS, Inc.	03/2015	16.00	2,381	11,905
Cobalt International Energy, Inc.:
	03/2015	5.00	899	4,495
	04/2015	4.00	133	997
CONSOL Energy, Inc.:
	03/2015	27.00	756	7,938
	04/2015	27.00	756	21,546
Dick’s Sporting Goods, Inc.	03/2015	45.00	546	6,825
DISH Network Corp., Class A	03/2015	60.00	607	3,035
Dollar Tree, Inc.	05/2015	62.50	103	1,030
Dresser‐Rand Group, Inc.	03/2015	75.00	159	3,975

EMC Corp.:
	03/2015	25.00	303	606
	04/2015	25.00	303	2,576
Exterran Holdings, Inc.	03/2015	22.50	1,211	12,110
Family Dollar Stores, Inc.	07/2015	72.50	360	11,700
Halliburton Co.	03/2015	37.50	607	6,070
Hubbell, Inc., Class B	03/2015	100.00	303	75,750

Informatica Corp.:
	03/2015	37.50	2,395	47,900
	03/2015	40.00	48	1,680
ITV Plc	03/2015	180.00	352	13,586

Juniper Networks, Inc.:
	03/2015	20.00	612	1,530
	04/2015	20.00	601	4,207
Kindred Healthcare, Inc.	03/2015	15.00	1,518	18,975
Media General, Inc.	03/2015	12.50	758	13,265
Methanex Corp.	03/2015	32.50	456	5,700
Molson Coors Brewing Co., Class B:
	03/2015	70.00	447	12,292
	04/2015	67.50	298	17,135

	Expiration	Exercise
	Date	Price	Contracts	Value
PURCHASED OPTIONS(a)‐ 0.12% (Continued)
Put Options Purchased ‐ 0.07% (Continued)
Mylan, Inc.	03/2015	$45.00	456	$1,368

Orbitz Worldwide, Inc.:
	08/2015	10.00	826	16,520
	01/2016	10.00	146	2,920
PartnerRe Ltd.	03/2015	110.00	28	980
Seadrill Partners LLC	03/2015	12.50	889	13,335
T‐Mobile US, Inc.	03/2015	26.00	1,486	6,687
Tyson Foods, Inc., Class A	03/2015	36.00	306	1,530

Viacom, Inc., Class B:
	03/2015	55.00	608	7,600
	03/2015	57.50	304	2,280
Vitamin Shoppe, Inc.	03/2015	35.00	608	6,080
Weatherford International Plc:
	03/2015	8.00	606	3,333
	03/2015	9.00	1,815	11,798
	04/2015	9.00	1,209	9,672
Yum! Brands, Inc.	03/2015	70.00	611	5,193

TOTAL PUT OPTIONS PURCHASED
(Cost $1,071,860)				461,616

TOTAL PURCHASED OPTIONS
(Cost $1,463,128)				772,240

	Yield	Shares	Value
SHORT‐TERM INVESTMENTS ‐ 1.49%
Money Market Fund
State Street Institutional Liquid Reserves Fund(j)	0.089%	7,958,984	7,958,984

Time Deposits
Euro Time Deposit	0.010%	1,580,279	1,580,279

TOTAL SHORT‐TERM INVESTMENTS
(Cost $9,539,263)			9,539,263

Total Investments ‐ 101.30%
(Cost $640,460,522)			647,571,373

Liabilities in Excess of Other Assets ‐ (1.30%)(k)			(8,302,134)

NET ASSETS ‐ 100.00%			$639,269,239

(a)	Non-income-producing security.
(b)	Security, or a portion of security, is being held as collateral for short sales or written option contracts. At period end, the aggregate market value of those securities was $104,330,225, representing 16.32% of net assets.
(c)	Underlying security for a written/purchased call/put option.
(d)	Security considered illiquid. On February 28, 2015, the total market value of these securities was $666,491, representing 0.10% of net assets.
(e)	Security fair valued using methods determined in good faith by the Pricing Committee. As of February 28, 2015, the total market value of these securities was $666,491, representing 0.10% of net assets.
(f)	Interest rate will change at a future date. Interest rate shown reflects the rate in effect at February 28, 2015.

(g)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of February 28, 2015, these securities had a total value of $62,546,042 or 9.78% of net assets.
(h)	This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.
(i)	Security in default on interest payments.
(j)	Rate shown is the 7-day effective yield as of February 28, 2015.
(k)	Includes cash which is being held as collateral for short sales and written option contracts.

Securities are determined to be illiquid under the procedures approved by the Funds Board of Trustees. Information related to the illiquid securities is as follows:

				% of Net
Date(s) of Purchase	Security	Cost	Market Value	Assets
05/30/2014	ArthroCare Corp., CVR	$55,227	$54,091	0.01%
09/10/2013	BMC Software, Inc., CVR	0	3,966	0.00
01/30/2015	Casa Ley, CVR	904,361	314,285	0.05
06/24/2014	Chelsea Therapeutics, CVR	0	34,545	0.01
12/12/2011	Cubist Pharmaceuticals, Inc., CPR	0	13,679	0.00
03/17/2014	Leap Wireless International, CVR	209,181	209,181	0.03
01/30/2015	PDC, CVR	43,485	19,604	0.00
09/12/2013	Trius Therapeutics, CVR	0	17,140	0.00
			$666,491	0.10%

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS ‐ (26.01%)
Aerospace & Defense ‐ (0.42%)
Boeing Co.	(3,881)	$(585,449)
Rockwell Collins, Inc.	(6,012)	(535,549)
Spirit AeroSystems Holdings, Inc., Class A	(11,478)	(564,832)
TransDigm Group, Inc.	(2,623)	(568,824)
Triumph Group, Inc.	(7,378)	(441,131)
		(2,695,785)

Banks ‐ (0.17%)
BB&T Corp.	(29,069)	(1,106,075)

Beverages ‐ (0.05%)
Anheuser‐Busch InBev N.V., Sponsored ADR	(2,454)	(310,824)

Chemicals ‐ (0.67%)
LyondellBasell Industries N.V., Class A	(25,637)	(2,202,474)
Westlake Chemical Corp.	(31,468)	(2,100,804)
		(4,303,278)

Coal ‐ (0.33%)
Peabody Energy Corp.	(267,458)	(2,112,918)

Commercial Services ‐ (0.22%)
Black Diamond Group Ltd.	(123,997)	(1,384,688)

Distributors & Wholesalers ‐ (0.19%)
WESCO International, Inc.	(17,734)	(1,231,272)

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS ‐ (26.01%)(Continued)
Electrical Components & Equipment ‐ (0.19%)
Energizer Holdings, Inc.	(9,110)	$(1,219,191)

Food ‐ (0.22%)
ConAgra Foods, Inc.	(7,423)	(259,657)
Hormel Foods Corp.	(10,201)	(596,860)
Pilgrim’s Pride Corp.	(9,412)	(258,171)
Sanderson Farms, Inc.	(3,482)	(296,701)
		(1,411,389)

Healthcare ‐ Products ‐ (0.98%)
Becton Dickinson and Co.	(41,854)	(6,140,819)
STERIS Corp.	(2,189)	(141,234)
		(6,282,053)

Healthcare ‐ Services ‐ (0.17%)
Chemed Corp.	(2,087)	(243,094)
HealthSouth Corp.	(10,627)	(461,849)
Select Medical Holdings Corp.	(28,540)	(387,002)
		(1,091,945)

Insurance ‐ (2.93%)
Aviva Plc	(1,426,605)	(11,871,288)
Fairfax Financial Holdings Ltd.	(4,774)	(2,505,195)
PartnerRe Ltd.	(16,258)	(1,861,541)
RenaissanceRe Holdings Ltd.	(24,276)	(2,489,018)
		(18,727,042)

Internet ‐ (2.94%)
Alibaba Group Holding Ltd., Sponsored ADR	(72,433)	(6,165,497)
Expedia, Inc.	(109,789)	(10,073,141)
TripAdvisor, Inc.	(28,504)	(2,543,982)
		(18,782,620)

Media ‐ (0.52%)
Gannett Co., Inc	(14,016)	(496,166)
Nexstar Broadcasting Group, Inc., Class A	(10,283)	(560,732)
Sinclair Broadcast Group, Inc., Class A	(12,121)	(332,843)
Time Warner Cable, Inc.	(12,569)	(1,936,254)
		(3,325,995)

Mining ‐ (0.00%)(a)
Nevada Copper Corp.	(6,725)	(9,091)

Miscellaneous Manufacturing ‐ (0.23%)
AptarGroup, Inc.	(14,111)	(929,491)
Hexcel Corp.	(11,696)	(556,496)
		(1,485,987)

Oil & Gas ‐ (0.97%)
Antero Resources Corp.	(51,456)	(2,029,939)
Cabot Oil & Gas Corp.	(72,457)	(2,101,253)

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS ‐ (26.01%)(Continued)
Oil & Gas ‐ (0.97%) (Continued)
EQT Corp.	(26,260)	$(2,095,811)
		(6,227,003)

Oil & Gas Services ‐ (1.94%)
Baker Hughes, Inc.	(12,836)	(802,378)
Enerflex Ltd.	(84,251)	(1,071,587)
Frank’s International N.V.	(27,406)	(486,731)
RPC, Inc.	(189,194)	(2,542,767)
Schlumberger Ltd.	(69,236)	(5,826,902)
Superior Energy Services, Inc.	(74,107)	(1,658,515)
		(12,388,880)

Packaging & Containers ‐ (1.50%)
Ball Corp.	(83,481)	(5,986,423)
Bemis Co., Inc.	(3,422)	(166,994)
Crown Holdings, Inc.	(8,779)	(465,287)
Rock‐Tenn Co., Class A	(27,949)	(1,918,419)
Silgan Holdings, Inc.	(17,974)	(1,031,887)
		(9,569,010)

Pharmaceuticals ‐ (2.25%)
Actavis Plc	(49,452)	(14,408,335)

Real Estate ‐ (0.78%)
Deutsche Annington Immobilien SE	(128,797)	(4,968,892)

Real Estate Investment Trusts ‐ (0.43%)
Camden Property Trust	(7,443)	(541,776)
Omega Healthcare Investors, Inc.	(41,225)	(1,651,474)
UDR, Inc.	(17,212)	(549,751)
		(2,743,001)

Retail ‐ (2.27%)
Cracker Barrel Old Country Store, Inc.	(6,347)	(958,587)
Denny’s Corp.	(54,697)	(629,563)
Dollar Tree, Inc.	(54,063)	(4,307,740)
Domino’s Pizza, Inc.	(7,291)	(740,255)
Jack in the Box, Inc.	(1,697)	(164,083)
Papa John’s International, Inc.	(2,415)	(149,344)
Sonic Corp.	(4,955)	(157,519)
Texas Roadhouse, Inc.	(16,527)	(622,076)
Vista Outdoor, Inc.	(151,048)	(6,594,756)
Wendy’s Co.	(15,154)	(168,058)
		(14,491,981)

Savings & Loans ‐ (0.17%)
Sterling Bancorp	(80,119)	(1,099,233)

Semiconductors ‐ (3.19%)
Applied Materials, Inc.	(638,950)	(16,005,697)
Cypress Semiconductor Corp.	(267,953)	(3,952,307)

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS ‐ (26.01%)(Continued)
Semiconductors ‐ (3.19%) (Continued)
Intel Corp.	(11,980)	$(398,335)
		(20,356,339)

Storage & Warehousing ‐ (0.09%)
Wesco Aircraft Holdings, Inc.	(38,298)	(574,853)

Telecommunications ‐ (2.19%)
ADTRAN, Inc.	(1,381)	(29,733)
AT&T, Inc.	(321,041)	(11,095,177)
Ciena Corp.	(2,936)	(61,421)
CommScope Holding Co., Inc.	(83,569)	(2,632,423)
Globalstar, Inc.	(57,015)	(147,099)
		(13,965,853)

TOTAL COMMON STOCKS
(Proceeds $160,434,434)		(166,273,533)

LIMITED PARTNERSHIPS ‐ (0.55%)
Coal ‐ (0.24%)
Alliance Resource Partners LP	(38,509)	(1,523,031)

Oil & Gas Services ‐ (0.31%)
Exterran Partners LP	(85,384)	(1,999,693)

TOTAL LIMITED PARTNERSHIPS
(Proceeds $3,480,685)		(3,522,724)

EXCHANGE‐TRADED FUNDS ‐ (5.00%)
Debt Funds ‐ (0.96%)
iShares® 7‐10 Year Treasury Bond ETF	(7,435)	(800,303)
SPDR® Barclays High Yield Bond ETF Trust	(133,882)	(5,325,826)
		(6,126,129)

Equity Funds ‐ (4.04%)
Alerian MLP ETF	(39,209)	(668,906)
Consumer Staples Select Sector SPDR® Fund	(32,703)	(1,635,477)
Health Care Select Sector SPDR® Fund	(48,668)	(3,513,830)
Industrial Select Sector SPDR® Fund	(84,984)	(4,885,730)
iShares® MSCI China ETF	(24,543)	(1,302,252)
iShares® Russell 2000 Growth ETF	(29,733)	(4,434,677)
Market Vectors® Semiconductor ETF	(47,271)	(2,693,029)
Powershares QQQ™ Trust, Series 1	(2,106)	(228,290)
SPDR® S&P 500® ETF Trust	(17,843)	(3,758,806)
SPDR® S&P® Retail ETF	(24,967)	(2,464,243)
Technology Select Sector SPDR® Fund	(5,955)	(256,541)
		(25,841,781)

TOTAL EXCHANGE‐TRADED FUNDS
(Proceeds $30,761,803)		(31,967,910)

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
EXCHANGE‐TRADED NOTES ‐ (0.25%)
Equity Funds ‐ (0.25%)
JPMorgan Alerian MLP Index ETN	(36,060)	$(1,608,276)

TOTAL EXCHANGE‐TRADED NOTES
(Proceeds $1,627,409)		(1,608,276)

RIGHTS ‐ (0.00%)(a)
Chelsea Therapeutics, CVR	(200)	(16)

TOTAL RIGHTS
(Proceeds $0)		(16)

	Maturity Date	Rate	Principal Amount	Value
CORPORATE BONDS ‐ (3.16%)
Chemicals ‐ (0.78%)
Ashland, Inc.	08/15/2022	4.750%	$(4,862,000)	$(4,973,097)

Iron & Steel ‐ (0.46%)
Vale Overseas Ltd.	01/11/2022	4.375%	(1,576,000)	(1,529,288)
Vale SA	09/11/2042	5.625%	(1,576,000)	(1,407,683)
				(2,936,971)

Oil & Gas ‐ (0.37%)
California Resources Corp.(b)	09/15/2021	5.500%	(2,606,000)	(2,377,975)

Oil & Gas Services ‐ (0.23%)
National Oilwell Varco, Inc.	12/01/2022	2.600%	(1,531,000)	(1,492,137)

Pipelines ‐ (0.01%)
Kinder Morgan Energy Partners LP	09/01/2022	3.950%	(51,000)	(52,297)

Telecommunications ‐ (1.31%)
AT&T, Inc.	03/11/2024	3.900%	(5,338,000)	(5,556,821)
T‐Mobile USA, Inc.	04/01/2023	6.625%	(2,617,000)	(2,780,562)
				(8,337,383)

TOTAL CORPORATE BONDS
(Proceeds $20,158,959)				(20,169,860)

CONVERTIBLE CORPORATE BONDS ‐ (0.01%)
Oil & Gas ‐ (0.01%)
BPZ Resources, Inc.	03/01/2015	6.500%	(273,000)	(54,600)

TOTAL CONVERTIBLE CORPORATE BONDS
(Proceeds $273,000)				(54,600)

TOTAL SECURITIES SOLD SHORT
(Proceeds $216,736,290)				$(223,596,919)

SCHEDULE OF WRITTEN OPTIONS	Expiration Date	Exercise Price	Contracts	Value
Written Call Options
Ball Corp.	03/2015	$80.00	(478)	$(7,170)
CONSOL Energy, Inc.:
	03/2015	33.00	(39)	(2,613)
	03/2015	34.00	(39)	(1,423)
	03/2015	35.00	(39)	(800)
Cypress Semiconductor Corp.	03/2015	14.00	(90)	(8,775)
DIRECTV:
	03/2015	85.00	(180)	(69,750)
	03/2015	87.50	(118)	(18,880)
Dollar Tree, Inc.	05/2015	70.00	(103)	(102,485)
Expedia, Inc.	03/2015	95.00	(298)	(25,330)
Family Dollar Stores, Inc.	04/2015	80.00	(68)	(2,210)
Hospira, Inc.	08/2015	90.00	(44)	(330)
MWI Veterinary Supply, Inc.	04/2015	190.00	(11)	0
Orbitz Worldwide, Inc.:
	08/2015	12.00	(826)	(10,325)
	01/2016	12.00	(146)	(1,825)
Peabody Energy Corp.	03/2015	8.00	(21)	(399)
Polypore International, Inc.:
	03/2015	60.00	(9)	(113)
	04/2015	60.00	(3)	(135)
Staples, Inc.:
	06/2015	18.00	(600)	(37,500)
	01/2016	22.00	(600)	(36,000)
TRW Automotive Holdings Corp.	04/2015	105.00	(91)	(4,095)
Valeant Pharmaceuticals International, Inc.	03/2015	202.50	(3)	(885)

TOTAL WRITTEN CALL OPTIONS
(Premiums received $290,835)				(331,043)

Written Put Options
Ball Corp.:
	03/2015	70.00	(296)	(25,900)
	03/2015	75.00	(895)	(326,675)
Cypress Semiconductor Corp.	03/2015	14.00	(1,323)	(26,460)
Dresser‐Rand Group, Inc.	03/2015	80.00	(7)	(332)
Expedia, Inc.	03/2015	87.50	(298)	(21,605)
PartnerRe Ltd.:
	03/2015	115.00	(100)	(19,750)
	05/2015	115.00	(107)	(40,125)
Staples, Inc.:
	03/2015	17.00	(300)	(21,750)
	06/2015	15.00	(600)	(34,500)
Valeant Pharmaceuticals International, Inc.	03/2015	187.50	(3)	(593)

TOTAL WRITTEN PUT OPTIONS
(Premiums received $351,265)				(517,690)

TOTAL WRITTEN OPTIONS
(Premiums received $642,100)				$(848,733)

(a)	Amount represents less than (0.005%) of net assets.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of February 28, 2015, these securities had a total value of $(2,377,975) or (0.37%) of net assets.

CREDIT DEFAULT SWAP CONTRACTS

Swap Counterparty	Reference Obligation	Buy Credit Protection	Notional Amount	Rate Recieved by Fund	Termination Date	Upfront Payment Received	Unrealized Depreciation
Morgan Stanley	CDX North American High Yield Index Series 23	Buy	$(4,465,000)	5.00%	12/20/2019	$332,631	$(6,768)
						$332,631	$(6,768)
EQUITY SWAP CONTRACTS

Swap Counterparty	Reference Obligation	Rate Paid/ Received by the Fund	Termination Dates	Notional Amount	Unrealized Appreciation
Goldman, Sachs & Co.	ITV Plc	1 Month-LIBOR plus 0.35 bps	07/30/2015	$488,428	$18,407
Goldman, Sachs & Co.	Optos Plc	1 Month-LIBOR plus 0.45 bps	03/08/2016	246,143	4,101
				$734,571	$22,508

Swap Counterparty	Reference Obligation	Rate Paid/ Received by the Fund	Termination Dates	Notional Amount	Unrealized Depreciation
Morgan Stanley	iShares® STOXX® Europe 600 Media UCITS ETF	1 Day-EONIA minus 0.45 bps	10/31/2016	$(203,797)	$(14,086)
Morgan Stanley	ProSiebenSat.1 Media AG	1 Day-EONIA minus 0.40 bps	10/31/2016	(21,610)	(2,839)
Morgan Stanley	RTL Group SA	1 Day-EONIA minus 0.60 bps	10/31/2016	(47,768)	(2,886)
Morgan Stanley	Societe Television Francaise 1	1 Day-EONIA minus 0.40 bps	10/31/2016	(28,694)	(3,205)
				$(301,869)	$(23,016)

OUTSTANDING FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Contract Description	Contracts to Deliver/Receive	Purchase/Sale Contract	Expiration Date	Current Value	Unrealized Appreciation
AUD	2,394,200	Sale	03/16/2015	1,868,722	$354
CAD	13,131,000	Sale	03/16/2015	10,501,270	325,644
EUR	33,440,600	Sale	03/16/2015	37,430,135	1,996,127
JPY	76,852,400	Purchase	03/16/2015	642,607	5,188
JPY	76,852,400	Sale	03/16/2015	642,607	1,917
NOK	3,821,000	Sale	03/16/2015	498,172	24,971
SEK	27,412,100	Sale	03/16/2015	3,288,642	143,236
SGD	217,800	Sale	03/16/2015	159,735	1,491
					$2,498,928

Contract Description	Contracts to Deliver/Receive	Purchase/Sale Contract	Expiration Date	Current Value	Unrealized Depreciation
AUD	68,800	Purchase	03/16/2015	53,700	$(974)
CAD	9,412,700	Purchase	03/16/2015	7,527,630	(218,568)
EUR	463,300	Purchase	03/16/2015	518,573	(24,299)
GBP	276,309	Sale	03/16/2015	426,524	(6,510)
NOK	3,821,000	Purchase	03/16/2015	498,172	(16,430)
					$(266,781)

Country	% of Net Assets(a)
Canada	3.26%
Netherlands	3.20%
Japan	2.69%
Guernsey	1.91%
Great Britain	1.81%
Bermuda	1.29%
Germany	0.78%
Sweden	0.52%
Marshall Islands	0.45%
Italy	0.42%
Luxembourg	0.41%
Australia	0.28%
Singapore	0.04%
United States	84.24%
Liabilities in Excess of Other Assets	(1.30)%
100.00%

(a)	These percentages represent long positions only and are not net of short positions.
Abbreviations:
AB - Aktiebolag is the Swedish term for a limited company
ADR - American Depositary Receipt
AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders
AUD - Australian Dollar bps - Basis Points
CAD - Canadian Dollar
CPR - Conditional Prepayment Rate
CVR - Contingent Value Rights
EONIA - Euro OverNight Index Average
ETF -  Exchange-Traded Fund
ETN - Exchange-Traded Note
EUR - Euro
GBP - British Pound
JPY - Japanese Yen
LIBOR - London Interbank Offered Rate
LLC - Limited Liability Company
LP - Limited Partnership
Ltd. - Limited
MLP - Master Limited Partnership
MSCI - Morgan Stanley Capital International
NOK - Norwegian Kronor
N.V. - Naamloze Vennootschap is the Dutch term for a public limited liability corporation
PIK - Payment-in-kind
Plc - Public Limited Company
REIT - Real Estate Investment Trust
SA - Generally designates corporations in various countries, mostly those employing civil law. This translates literally in all languages mentioned as anonymous company
SCA - Societe en commandite pe actiuni is the Romanian term for limited liability partnership
SE - SE Regulation. A European Company which can operate on a Europe-wide basis and be governed by Community law directly applicable in all Member States
SEK - Swedish Kronor
SGD - Singapore Dollar
S&P - Standard & Poor’s
SpA - Societa per Azione
SPDR - Standard & Poor’s Depositary Receipt
UCITS - Undertakings for the Collective Investment of Transferable Securities
ULC - Unlimited Liability Company
VIX - Chicago Board Options Exchange Market Volatility Index
See Notes to Quarterly Portfolio of Investments.

The following is a summary of the inputs used as of February 28, 2015, in valuing the Arbitrage Event‐Driven Fund’s investments carried at value:

Investments in Securities at Value
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks**	$449,939,746	$–	$–	$449,939,746
Limited Partnerships	2,875,371	–	–	2,875,371
Exchange Traded Funds	414,777	–	–	414,777
Exchange‐Traded Notes	1,344,818	–	–	1,344,818
Rights	–	–	666,491	666,491
Bank Loans	–	13,212,080	–	13,212,080
Corporate Bonds	–	151,467,487	–	151,467,487
Convertible Corporate Bonds	–	17,339,100	–	17,339,100
Purchased Options	772,240	–	–	772,240
Short‐Term Investments	9,539,263	–	–	9,539,263
TOTAL	$464,886,215	$182,018,667	$666,491	$647,571,373

Other Financial Instruments*
Assets
Equity Swap Contracts	$22,508	$–	$–	$22,508
Forward Foreign Currency Exchange Contracts	–	2,498,928	–	2,498,928
Liabilities
Common Stocks**	(166,273,533)	–	–	(166,273,533)
Limited Partnerships	(3,522,724)	–	–	(3,522,724)
Exchange‐Traded Funds	(31,967,910)	–	–	(31,967,910)
Exchange‐Traded Notes	(1,608,276)	–	–	(1,608,276)
Rights	–	–	(16)	(16)
Corporate Bonds	–	(20,169,860)	–	(20,169,860)
Convertible Corporate Bonds	–	(54,600)	–	(54,600)
Written Options	(848,733)	–	–	(848,733)
Credit Default Swap Contracts	–	(6,768)	–	(6,768)
Equity Swap Contracts	(23,016)	–	–	(23,016)
Forward Foreign Currency
Exchange Contracts	$–	$(266,781)	$–	$(266,781)
TOTAL	$(204,221,684)	$(17,999,081)	$(16)	$(222,220,781)

*	Other financial instruments are instruments such as securities sold short, written options, credit default swap contracts, equity swap contracts, and forward foreign currency exchange contracts.
**	Refer to Portfolio of Investments for sector information.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund’s assets and liabilities during the period ended February 28, 2015:

Investments in Securities	Balance as of May 31, 2014	Return of Capital	Realized Gain	Change in Unrealized Appreciation/(Depreciation)	Purchases	Sales Proceeds	Transfer into Level 3	Transfer out of Level 3	Balance as of February 28, 2015	Net change in unrealized appreciation/ (depreciation) included in the Statements of Operations attributable to Level 3 investments held at February 28, 2015
Common Stocks	$266	$-	$244	$(10)	$-	$(500)	$-	$-	$-	$-
Rights	293,855	-	-	(575,210)	947,846	-	-	-	666,491	(575,210)
Corporate Bonds	135,575	(33,695)	-	7,720	-	(109,600)	-	-	-	-
Total	$429,696	$(33,695)	$244	$(567,500)	$947,846.00	$(110,100)	$-	$-	$666,491	$(575,210)

Other Financial Instruments	Balance as of May 31, 2014	Return of Capital	Realized Gain	Change in Unrealized Depreciation	Purchases	Sales Proceeds	Transfer into Level 3	Transfer out of Level 3	Balance as of February 28, 2015	Net change in unrealized depreciation included in the Statements of Operations attributable to Level 3 investments held at February 28, 2015
Rights	$-	$-	$-	$(16)	$0	$-	$-	$-	$(16)	$(16)
Total	$-	$-	$-	$(16)	$0	$-	$-	$-	$(16)	$(16)

THE ARBITRAGE CREDIT OPPORTUNITIES FUND
Portfolio of Investments
February 28, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS - 2.44%
Biotechnology - 0.45%
Illumina, Inc.(a)	1,200	$234,552

Coal - 0.08%
Walter Energy, Inc.	42,800	41,302

Commercial Services - 0.43%
Macquarie Infrastructure Co., LLC	2,900	227,969

Internet - 0.47%
Priceline Group, Inc.(a)	200	247,496

Oil & Gas - 0.11%
California Resources Corp.(a)	3,823	27,373
Energy XXI Ltd.	6,250	29,687
		57,060

Software - 0.90%
Red Hat, Inc.(a)	2,600	179,712
salesforce.com, Inc.(a)	4,200	291,396
		471,108

TOTAL COMMON STOCKS
(Cost $1,219,300)		1,279,487

EXCHANGE-TRADED NOTES - 0.37%
Debt Funds - 0.37%
iPath® S&P 500® VIX Short-Term Futures™ ETN(a)	7,013	193,699

TOTAL EXCHANGE-TRADED NOTES
(Cost $204,919)		193,699

	Maturity Date	Rate	Principal Amount	Value
BANK LOANS - 3.87%
FairPoint Communications, Inc.(b)	02/14/2019	7.500%	$296,231	$299,120
OSG Bulk Ships, Inc.(b)	07/22/2019	5.250%	646,750	643,115
Station Casinos(b)	03/01/2020	4.250%	382,439	382,917
Zayo Bandwidth LLC(b)	06/14/2019	4.000%	701,898	702,576

TOTAL BANK LOANS
(Cost $2,042,376)				2,027,728

CORPORATE BONDS - 78.53%
Aerospace & Defense - 4.01%
Orbital ATK, Inc.	09/15/2020	6.875%	1,281,000	1,361,062
TransDigm, Inc.	07/15/2021	7.500%	691,000	736,779
				2,097,841
Auto Parts & Equipment - 1.41%
TRW Automotive, Inc.(c)(d)	03/01/2021	4.500%	732,000	739,320

	Maturity Date	Rate	Principal Amount	Value
CORPORATE BONDS - 78.53% (Continued)
Banks - 2.55%
CIT Group, Inc.	08/15/2017	4.250%	$550,000	$563,750
PNC Preferred Funding Trust II(d)(e)	Perpetual Maturity	1.463%	323,000	303,620
Popular North America Capital Trust I	09/15/2034	6.564%	367,000	311,950
Wells Fargo Capital X	12/15/2036	5.950%	149,000	152,800
				1,332,120
Building Materials - 1.16%
USG Corp.(d)	10/15/2018	8.375%	585,000	609,131

Chemicals - 0.14%
Ashland, Inc.	04/15/2018	3.875%	71,000	73,840

Computers - 1.02%
SunGard Data Systems, Inc.(c)	11/15/2020	7.625%	497,000	531,790

Distribution & Wholesale - 1.16%
Brightstar Corp.(d)	12/01/2016	9.500%	580,000	609,725

Diversified Financial Services - 1.93%
Ally Financial, Inc.	02/15/2017	5.500%	150,000	157,232
GFI Group, Inc.	07/19/2018	10.375%	443,000	491,730
Prospect Holding Co., LLC / Prospect Holding Finance Co.(d)	10/01/2018	10.250%	475,000	361,000
				1,009,962
Electronics - 2.15%
Agilent Technologies, Inc.	11/01/2017	6.500%	143,000	158,383
Viasystems, Inc.(c)(d)	05/01/2019	7.875%	919,000	969,545
				1,127,928
Energy - Alternate Sources - 1.47%
First Wind Capital LLC(d)	06/01/2018	10.250%	716,000	771,046

Entertainment - 4.13%
International Game Technology	10/15/2023	5.350%	1,121,000	1,134,626
Mohegan Tribal Gaming Authority(d)	09/15/2018	11.000%	500,000	500,000
Peninsula Gaming LLC / Peninsula Gaming Corp.(d)	02/15/2018	8.375%	500,000	528,750
				2,163,376
Financial Services - 1.36%
Marina District Finance Co., Inc.	08/15/2018	9.875%	675,000	712,125

Food - 4.30%
Big Heart Pet Brands	02/15/2019	7.625%	1,148,000	1,171,534
US Foods, Inc.	06/30/2019	8.500%	1,031,000	1,081,261
				2,252,795
Food Service - 1.69%
Aramark Services, Inc.	03/15/2020	5.750%	845,000	883,025

	Maturity Date	Rate	Principal Amount	Value
CORPORATE BONDS - 78.53% (Continued)
Healthcare - Products - 3.46%
Alere, Inc.	10/01/2018	8.625%	$1,000,000	$1,042,500
Biomet, Inc.	10/01/2020	6.500%	726,000	768,652
				1,811,152
Healthcare - Services - 3.73%
Gentiva Health Services,Inc.(c)	09/01/2018	11.500%	965,000	1,024,106
MedImpact Holdings, Inc.(d)	02/01/2018	10.500%	881,000	927,143
				1,951,249
Household Products & Wares - 0.18%
American Achievement Corp.(d)	04/15/2016	10.875%	94,000	93,295

Insurance - 1.43%
Ambac Assurance Corp.(c)(d)	06/07/2020	5.100%	356,340	412,464
Ambac Assurance Corp.(d)	08/28/2039	5.100%	146,000	113,880
Syncora Holdings Ltd.(e)
Perpetual Maturity		5.000%	66,155	52,069
Perpetual Maturity		6.000%	208,000	169,780
				748,193
Iron & Steel - 0.15%
1839688 Alberta ULC, PIK	02/13/2020	14.000%	105,852	80,847

Machinery - Diversified - 2.28%
CNH Industrial Capital LLC	11/01/2015	3.875%	750,000	754,688
Manitowoc Co., Inc.	10/15/2022	5.875%	408,000	439,620
				1,194,308
Media - 5.41%
CCO Holdings LLC / CCO Holdings Capital Corp.(c)	01/15/2019	7.000%	924,000	960,960
Entercom Radio LLC(c)	12/01/2019	10.500%	1,005,000	1,101,731
Univision Communications,Inc.(d)	05/15/2021	8.500%	714,000	766,658
				2,829,349
Mining - 1.13%
FMG Resources (August 2006) Pty Ltd.(d)	11/01/2019	8.250%	300,000	283,500
Prince Mineral Holding Corp.(d)	12/15/2019	12.000%	310,000	310,000
				593,500
Miscellaneous Manufacturing - 1.79%
LSB Industries, Inc.	08/01/2019	7.750%	535,000	555,063
SPX Corp.	09/01/2017	6.875%	350,000	381,500
				936,563
Oil & Gas - 0.59%
EPL Oil & Gas, Inc.	02/15/2018	8.250%	400,000	287,000
Southern Pacific Resource Corp.(d)(f)	01/25/2018	8.750%	356,000	19,934
				306,934
Oil & Gas Services - 0.11%
Exterran Holdings, Inc.	12/01/2018	7.250%	57,000	57,570

	Maturity Date	Rate	Principal Amount	Value
CORPORATE BONDS - 78.53% (Continued)
Packaging & Containers - 5.86%
Ardagh Finance Holdings SA,PIK(d)	06/15/2019	8.625%	$771,921	$788,742
Ball Corp.	05/15/2021	5.750%	1,500,000	1,593,000
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer (Luxembourg) SA	04/15/2019	7.125%	510,000	530,400
Sealed Air Corp.(d)	09/15/2021	8.375%	135,000	152,719
				3,064,861
Pharmaceuticals - 2.87%
Salix Pharmaceuticals Ltd.(d)	01/15/2021	6.000%	1,339,000	1,499,680

Real Estate Investment Trusts - 1.48%
Iron Mountain, Inc.	08/15/2021	8.375%	742,000	773,906

Retail - 4.86%
Brown Shoe Co., Inc.	05/15/2019	7.125%	755,000	785,200
Pantry, Inc.	08/01/2020	8.375%	845,000	929,500
PC Nextco Holdings LLC / PC Nextco Finance, Inc.	08/15/2019	8.750%	812,000	828,240
				2,542,940
Semiconductors - 1.14%
Freescale Semiconductor, Inc.	08/01/2020	10.750%	361,000	392,813
NXP BV / NXP Funding LLC(d)	09/15/2016	3.500%	200,000	203,000
				595,813
Software - 2.48%
Eagle Midco, Inc.(c)(d)	06/15/2018	9.000%	700,000	710,500
First Data Corp.	08/15/2021	11.750%	505,000	588,325
				1,298,825
Telecommunications - 7.75%
AT&T, Inc.	08/15/2016	2.400%	373,000	379,150
Cincinnati Bell, Inc.	03/15/2018	8.750%	1,021,000	1,043,972
Level 3 Financing, Inc.	07/01/2019	8.125%	795,000	840,712
NII Capital Corp.(f)	04/01/2021	7.625%	500,000	175,000
NII International Telecom SCA(d)(f)	08/15/2019	7.875%	317,000	303,528
T-Mobile USA, Inc.	04/28/2019	6.464%	403,000	418,616
Windstream Corp.	09/01/2018	8.125%	855,000	893,475
				4,054,453
Transportation - 3.35%
Overseas Shipholding Group, Inc.	03/30/2018	8.125%	242,000	242,000
Western Express, Inc.(d)	04/15/2015	12.500%	1,500,000	1,511,250
				1,753,250

TOTAL CORPORATE BONDS
(Cost $41,412,719)				41,100,712

CONVERTIBLE CORPORATE BONDS - 4.32%
Engineering & Construction - 0.36%
Aecon Group, Inc.	10/31/2015	6.250%	235,000	189,225

	Maturity Date	Rate	Principal Amount	Value
CONVERTIBLE CORPORATE BONDS - 4.32% (Continued)
Healthcare - Products - 2.96%
Volcano Corp.	12/01/2017	1.750%	$1,547,000	$1,547,000

Mining - 0.61%
Primero Mining Corp.	03/31/2016	6.500%	325,000	321,750

Oil & Gas - 0.10%
BPZ Resources, Inc.	10/01/2017	8.500%	259,000	51,800

Oil & Gas Services - 0.07%
Cal Dive International, Inc.(f)	07/15/2017	5.000%	314,000	37,680

Telecommunications - 0.22%
Globalstar, Inc., PIK (2.25%PIK)	04/01/2028	8.000%	27,458	116,096

TOTAL CONVERTIBLE CORPORATE BONDS
(Cost $2,559,591)				2,263,551

	Yield	Shares	Value
SHORT-TERM INVESTMENTS - 7.59%
Money Market Fund
State Street Institutional Liquid Reserves Fund(g)	0.089%	3,970,663	3,970,663

TOTAL SHORT-TERM INVESTMENTS
(Cost $3,970,663)			3,970,663

Total Investments - 97.12%
(Cost $51,409,568)			50,835,840

Other Assets in Excess of Liabilities - 2.88%(h)			1,504,989

NET ASSETS - 100.00%			$52,340,829

(a)	Non-income-producing security.
(b)	Interest rate will change at a future date. Interest rate shown reflects the rate in effect at February 28, 2015.
(c)
Security, or a portion of security, is being held as collateral for short sales or written option contracts. At period end, the aggregate market value of those securities was $3,932,758, representing 7.51% of net assets.

(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of February 28, 2015, these securities had a total value of $13,488,430 or 25.77% of net assets.

(e)	This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.
(f)	Security in default on interest payments.
(g)	Rate shown is the 7-day effective yield as of February 28, 2015.
(h)	Includes cash which is being held as collateral for short sales and written option contracts.

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS - (0.03%)
Telecommunications - (0.03%)
Globalstar, Inc.	(6,827)	$(17,614)

TOTAL COMMON STOCKS
(Proceeds $12,288)		(17,614)

EXCHANGE-TRADED FUNDS - (1.69%)
Debt Funds - (1.69%)
iShares® 7-10 Year Treasury Bond ETF	(806)	(86,758)
SPDR® Barclays High Yield Bond ETF Trust	(19,999)	(795,560)
		(882,318)

TOTAL EXCHANGE-TRADED FUNDS
(Proceeds $853,514)		(882,318)

	Maturity Date	Rate	Principal Amount	Value
CORPORATE BONDS - (8.78%)
Chemicals - (1.44%)
Ashland, Inc.	08/15/2022	4.750%	$(738,000)	$(754,863)

Coal - (0.64%)
Walter Energy, Inc.(a)	10/15/2019	9.500%	(500,000)	(332,500)

Commercial Services - (0.91%)
Block Financial LLC	11/01/2022	5.500%	(429,000)	(474,336)

Iron & Steel - (0.86%)
Vale Overseas Ltd.	01/11/2022	4.375%	(240,000)	(232,886)
Vale SA	09/11/2042	5.625%	(240,000)	(214,368)
				(447,254)

Mining - (0.96%)
FMG Resources (August 2006) Pty Ltd.(a)	04/01/2022	6.875%	(600,000)	(501,750)

Oil & Gas - (1.10%)
California Resources Corp.(a)	09/15/2021	5.500%	(316,000)	(288,350)
Energy XXI Gulf Coast, Inc.	12/15/2017	9.250%	(400,000)	(288,000)
				(576,350)

Oil & Gas Services - (0.46%)
National Oilwell Varco, Inc.	12/01/2022	2.600%	(248,000)	(241,705)

Pipelines - (0.01%)
Kinder Morgan Energy Partners LP	09/01/2022	3.950%	(6,000)	(6,153)

	Maturity Date	Rate	Principal Amount	Value
CORPORATE BONDS - (8.78%)(Continued)
Telecommunications - (2.40%)
AT&T, Inc.	03/11/2024	3.900%	$(688,000)	$(716,203)
NII Capital Corp.(b)	08/15/2016	10.000%	(500,000)	(277,500)
T-Mobile USA, Inc.	04/01/2023	6.625%	(249,000)	(264,563)
				(1,258,266)

TOTAL CORPORATE BONDS
(Proceeds $4,615,952)				(4,593,177)

CONVERTIBLE CORPORATE BONDS - (5.22%)
Biotechnology - (1.13%)
Illumina, Inc.(a)	06/15/2021	0.500%	(500,000)	(590,000)

Commercial Services - (1.12%)
Macquarie Infrastructure Co., LLC	07/15/2019	2.875%	(500,000)	(588,437)

Internet - (1.12%)
Priceline Group, Inc.	06/15/2020	0.350%	(500,000)	(587,500)

Oil & Gas - (0.01%)
BPZ Resources, Inc.	03/01/2015	6.500%	(26,000)	(5,200)

Software - (1.84%)
Red Hat, Inc.(a)	10/01/2019	0.250%	(300,000)	(355,125)
salesforce.com, Inc.	04/01/2018	0.250%	(500,000)	(606,875)
				(962,000)

TOTAL CONVERTIBLE CORPORATE BONDS
(Proceeds $2,651,205)				(2,733,137)

TOTAL SECURITIES SOLD SHORT
(Proceeds $8,132,959)				$(8,226,246)

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of February 28, 2015, these securities had a total value of $(2,067,725) or (3.95%) of net assets.

(b)	Security in default on interest payments.
CREDIT DEFAULT SWAP CONTRACTS
						Upfront
		Buy Credit	Notional	Rate Recieved	Termination	Payment	Unrealized
Swap Counterparty	Reference Obligation	Protection	Amount	by Fund	Date	Received	Depreciation
Morgan Stanley	CDX North American High Yield Index Series 23	Buy	$(535,000)	5.00%	12/20/2019	$39,856	$(811)
						$39,856	$(811)

OUTSTANDING FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

	Contracts to	Purchase/Sale	Expiration		Unrealized
Contract Description	Deliver/Receive	Contract	Date	Current Value	Appreciation
CAD	310,900	Sale	03/16/2015	248,636	$19,789
					$19,789

	Contracts to	Purchase/Sale	Expiration		Unrealized
Contract Description	Deliver/Receive	Contract	Date	Current Value	Depreciation
CAD	48,000	Purchase	03/16/2015	38,387	$(2,324)
					$(2,324)

Country	% of Net Assets(a)
Luxembourg	2.09%
Canada	1.17%
Austria	0.54%
Netherlands	0.39%
Bermuda	0.05%
United States	92.88%
Other Assets in Excess of Liabilities	2.88%
100.00%

(a)	These percentages represent long positions only and are not net of short positions.

Abbreviations:

CAD - Canadian Dollar
ETF - Exchange-Traded Fund
ETN - Exchange-Traded Note
LLC - Limited Liability Company
LP - Limited Partnership
Ltd. - Limited
PIK - Payment-in-kind
Pty - Proprietary
SA - Generally designates corporations in various countries, mostly those employing civil law. This translates literally in all languages mentioned as anonymous company
SCA - Societe en commandite pe actiuni is the Romanian term for limited liability partnership
S&P - Standard & Poor's
SPDR - Standard & Poor's Depositary Receipt
ULC - Unlimited Liability Company
VIX - Chicago Board Options Exchange Market Volatility Index

See Notes to Quarterly Portfolio of Investments.

The following is a summary of the inputs used as of February 28, 2015, in valuing the Arbitrage Credit Opportunity Fund’s investments carried at value:

Investments in Securities at Value
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks**	$1,279,487	$–	$–	$1,279,487
Exchange-Traded Notes	193,699	–	–	193,699
Bank Loans	–	2,027,728	–	2,027,728
Corporate Bonds	–	41,100,712	–	41,100,712
Convertible Corporate Bonds	–	2,263,551	–	2,263,551
Short-Term Investments	3,970,663	–	–	3,970,663
TOTAL	$5,443,849	$45,391,991	$–	$50,835,840

Other Financial Instruments*
Assets
Forward Foreign Currency Exchange Contracts	$–	$19,789	$–	$19,789
Liabilities
Common Stocks**	(17,614)	–	–	(17,614)
Exchange-Traded Funds	(882,318)	–	–	(882,318)
Corporate Bonds	–	(4,593,177)	–	(4,593,177)
Convertible Corporate Bonds	–	(2,733,137)	–	(2,733,137)
Credit Default Swap Contracts	–	(811)	–	(811)
Forward Foreign Currency Exchange Contracts	–	(2,324)	–	(2,324)
TOTAL	$(899,932)	$(7,309,660)	$–	$(8,209,592)

*	Other financial instruments are instruments such as securities sold short, credit default swap contracts, and forward foreign currency exchange contracts.
**	Refer to Portfolio of Investments for sector information.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund’s assets and liabilities during the period ended February 28, 2015:

Investments in Securities	Balance as of May 31, 2014	Return of Capital	Realized Gain/ (Loss)	Change in Unrealized Appreciation	Purchases	Sales Proceeds	Transfer into Level 3	Transfer out of Level 3	Balance as of February 28, 2015	Net change in unrealized appreciation included in the Statements of Operations attributable to Level 3 investments held at February 28, 2015
Corporate Bonds	$5,994	$(7,706)	$-	$1,712	$-	$-	$-	$-	$-	$-
Total	$5,994	$(7,706)	$-	$1,712	$-	$-	$-	$-	$-	$-

THE ARBITRAGE TACTICAL EQUITY FUND
Portfolio of Investments
February 28, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS - 44.84%
Aerospace & Defense - 3.72%
B/E Aerospace, Inc.(a)(b)(c)	308	$19,569
KLX, Inc.(a)(b)	423	16,895
		36,464
Apparel - 0.76%
Perry Ellis International, Inc.(a)(b)	316	7,458

Beverages - 1.10%
Molson Coors Brewing Co., Class B(c)	142	10,776

Chemicals - 2.15%
Methanex Corp.(b)	387	21,014

Coal - 4.52%
CONSOL Energy, Inc.(b)(c)	1,372	44,179

Commercial Services - 0.35%
Quanta Services, Inc.(a)	120	3,454

Computers & Computer Services - 2.02%
Hewlett-Packard Co.	568	19,789

Electronics - 1.05%
Honeywell International, Inc.	100	10,278

Healthcare - Services - 1.71%
Kindred Healthcare, Inc.(b)(c)	786	16,679

Internet - 2.01%
Yahoo!, Inc.(a)(b)	445	19,705

Media - 4.26%
DISH Network Corp., Class A(a)(b)(c)	243	18,236
Media General, Inc.(a)	645	9,617
Viacom, Inc., Class B(b)(c)	197	13,778
		41,631
Oil & Gas - 0.81%
Cobalt International Energy, Inc.(a)(b)(c)	777	7,956

Oil & Gas Services - 4.88%
Exterran Holdings, Inc.(b)(c)	590	19,158
MRC Global, Inc.(a)(b)	760	9,781
Weatherford International Plc(a)(b)(c)	1,490	18,908
		47,847
Packaging & Containers - 1.16%
Berry Plastics Group, Inc.(a)(b)(c)	330	11,322

Pharmaceuticals - 1.48%
Mylan, Inc.(a)(b)(c)	253	14,503

	Shares	Value
COMMON STOCKS - 44.84% (Continued)
Real Estate Investment Trusts - 1.01%
Associated Estates Realty Corp.(b)	415	$9,939

Retail - 5.50%
Bob Evans Farms, Inc.(b)	209	12,243
Dick’s Sporting Goods, Inc.(b)(c)	216	11,683
Office Depot, Inc.(a)(b)	542	5,079
Staples, Inc.(c)	847	14,200
Vitamin Shoppe, Inc.(a)(b)(c)	166	7,038
Yum! Brands, Inc.(b)	45	3,650
		53,893
Semiconductors - 1.69%
QUALCOMM, Inc.(b)	227	16,460

Software - 0.82%
Informatica Corp.(a)(b)(c)	188	8,074

Telecommunications - 3.84%
Harris Corp.(b)	110	8,545
Juniper Networks, Inc.(b)(c)	233	5,571
Motorola Solutions, Inc.	51	3,465
T-Mobile US, Inc.(a)(c)	606	20,016
		37,597
TOTAL COMMON STOCKS
(Cost $421,863)		439,018

LIMITED PARTNERSHIPS - 1.49%
Oil & Gas - 1.49%
Seadrill Partners LLC(b)(c)	957	14,652

TOTAL LIMITED PARTNERSHIPS
(Cost $14,949)		14,652

EXCHANGE-TRADED FUNDS - 0.21%
Equity Funds - 0.21%
iShares® Russell 1000 Value ETF	20	2,101

TOTAL EXCHANGE-TRADED FUNDS
(Cost $2,049)		2,101

	Expiration Date	Exercise Price	Contracts	Value
PURCHASED OPTIONS(a)- 0.13%
Call Options Purchased - 0.06%
Ball Corp.	03/2015	$75.00	1	$53
Energizer Holdings, Inc.	03/2015	155.00	1	30
Expedia, Inc.	03/2015	100.00	2	40
Staples, Inc.	01/2016	17.00	2	404

TOTAL CALL OPTIONS PURCHASED
(Cost $653)				527

Put Options Purchased - 0.07%
B/E Aerospace, Inc.:
	03/2015	50.00	1	10
	04/2015	50.00	1	25

	Expiration Date	Exercise Price	Contracts	Value
PURCHASED OPTIONS(a)- 0.13% (Continued)
Put Options Purchased - 0.07% (Continued)
Berry Plastics Group, Inc.	03/2015	$30.00	2	$10
Chico’s FAS, Inc.	03/2015	16.00	12	60
Cobalt International Energy, Inc.:
	03/2015	5.00	4	20
	04/2015	4.00	1	8
CONSOL Energy, Inc.:
	03/2015	27.00	3	32
	04/2015	27.00	3	85
Dick’s Sporting Goods, Inc.	03/2015	45.00	2	25
DISH Network Corp., Class A	03/2015	60.00	2	10
Exterran Holdings, Inc.	03/2015	22.50	2	20
Informatica Corp.	03/2015	37.50	4	79
Juniper Networks, Inc.:
	03/2015	20.00	4	10
	04/2015	20.00	1	7
Kindred Healthcare, Inc.	03/2015	15.00	1	13
Molson Coors Brewing Co., Class B:
	03/2015	70.00	1	28
	04/2015	67.50	1	58
Mylan, Inc.	03/2015	45.00	1	3
Seadrill Partners LLC	03/2015	12.50	5	74
T-Mobile US, Inc.	03/2015	26.00	4	18
Viacom, Inc., Class B	03/2015	57.50	1	8
Vitamin Shoppe, Inc.	03/2015	35.00	1	10
Weatherford International Plc:
	03/2015	8.00	2	11
	03/2015	9.00	7	46
	04/2015	9.00	5	40

TOTAL PUT OPTIONS PURCHASED
(Cost $1,745)				710

TOTAL PURCHASED OPTIONS
(Cost $2,398)				1,237

	Yield	Shares	Value
SHORT-TERM INVESTMENTS - 53.92%
Money Market Fund
State Street Institutional Liquid Reserves Fund(d)	0.089%	527,812	527,812

TOTAL SHORT-TERM INVESTMENTS
(Cost $527,812)			527,812

Total Investments - 100.59%
(Cost $969,071)			984,820

Liabilities in Excess of Other Assets - (0.59%)(e)			(5,924)

NET ASSETS - 100.00%			$978,896

(a)	Non-income-producing security.
(b)	Security, or a portion of security, is being held as collateral for short sales or written option contracts. At period end, the aggregate market value of those securities was $269,246, representing 27.51% of net assets.
(c)	Underlying security for a written/purchased call/put option.
(d)	Rate shown is the 7-day effective yield as of February 28, 2015.
(e)	Includes cash which is being held as collateral for short sales and written option contracts.

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS - (21.27%)
Aerospace & Defense - (0.63%)
Boeing Co.	(9)	$(1,358)
Rockwell Collins, Inc.	(14)	(1,247)
Spirit AeroSystems Holdings, Inc., Class A	(26)	(1,280)
TransDigm Group, Inc.	(6)	(1,301)
Triumph Group, Inc.	(17)	(1,016)
		(6,202)
Beverages - (0.08%)
Anheuser-Busch InBev N.V., Sponsored ADR	(6)	(760)

Chemicals - (1.39%)
LyondellBasell Industries N.V., Class A	(81)	(6,959)
Westlake Chemical Corp.	(99)	(6,609)
		(13,568)
Coal - (0.85%)
Peabody Energy Corp.	(1,048)	(8,279)

Commercial Services - (0.72%)
Black Diamond Group Ltd.	(634)	(7,080)

Distributors & Wholesalers - (0.32%)
WESCO International, Inc.	(45)	(3,124)

Electrical Components & Equipment - (0.75%)
Energizer Holdings, Inc.	(55)	(7,361)

Food - (0.26%)
ConAgra Foods, Inc.	(22)	(770)
Hormel Foods Corp.	(30)	(1,755)
		(2,525)
Healthcare - Services - (0.43%)
Chemed Corp.	(8)	(932)
HealthSouth Corp.	(41)	(1,782)
Select Medical Holdings Corp.	(109)	(1,478)
		(4,192)
Internet - (3.83%)
Alibaba Group Holding Ltd., Sponsored ADR	(180)	(15,322)
Expedia, Inc.	(242)	(22,203)
		(37,525)
Miscellaneous Manufacturing - (0.36%)
AptarGroup, Inc.	(35)	(2,306)

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS - (21.27%)(Continued)
Miscellaneous Manufacturing - (0.36%) (Continued)
Hexcel Corp.	(26)	$(1,237)
		(3,543)
Oil & Gas - (2.49%)
Antero Resources Corp.	(202)	(7,969)
Cabot Oil & Gas Corp.	(284)	(8,236)
EQT Corp.	(103)	(8,220)
		(24,425)
Oil & Gas Services - (2.98%)
Enerflex Ltd.	(307)	(3,905)
Frank’s International N.V.	(110)	(1,953)
MRC Global, Inc.	(200)	(2,574)
RPC, Inc.	(698)	(9,381)
Schlumberger Ltd.	(61)	(5,134)
Superior Energy Services, Inc.	(276)	(6,177)
		(29,124)
Packaging & Containers - (1.98%)
Ball Corp.	(212)	(15,203)
Bemis Co., Inc.	(9)	(439)
Crown Holdings, Inc.	(22)	(1,166)
Silgan Holdings, Inc.	(45)	(2,583)
		(19,391)
Real Estate Investment Trusts - (0.74%)
Camden Property Trust	(49)	(3,567)
UDR, Inc.	(114)	(3,641)
		(7,208)
Retail - (2.45%)
Cracker Barrel Old Country Store, Inc.	(19)	(2,869)
Denny’s Corp.	(162)	(1,865)
Domino’s Pizza, Inc.	(6)	(609)
Papa John’s International, Inc.	(2)	(124)
Sonic Corp.	(4)	(127)
Texas Roadhouse, Inc.	(49)	(1,844)
Vista Outdoor, Inc.	(377)	(16,460)
Wendy’s Co.	(12)	(133)
		(24,031)
Semiconductors - (0.11%)
Intel Corp.	(31)	(1,031)

Storage & Warehousing - (0.15%)
Wesco Aircraft Holdings, Inc.	(97)	(1,456)

Telecommunications - (0.75%)
ADTRAN, Inc.	(3)	(65)
Ciena Corp.	(7)	(146)
CommScope Holding Co., Inc.	(226)	(7,119)

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS - (21.27%)(Continued)
Telecommunications - (0.75%) (Continued)
Sonus Networks, Inc.	(1)	$(17)
		(7,347)
TOTAL COMMON STOCKS
(Proceeds $199,458)		(208,172)

LIMITED PARTNERSHIPS - (1.35%)
Coal - (0.61%)
Alliance Resource Partners LP	(151)	(5,972)

Oil & Gas Services - (0.74%)
Exterran Partners LP	(311)	(7,284)

TOTAL LIMITED PARTNERSHIPS
(Proceeds $12,837)		(13,256)

EXCHANGE-TRADED FUNDS - (3.62%)
Equity Funds - (3.62%)
Alerian MLP ETF	(143)	(2,440)
Consumer Staples Select Sector SPDR® Fund	(36)	(1,800)
Energy Select Sector SPDR® Fund	(3)	(237)
Health Care Select Sector SPDR® Fund	(119)	(8,592)
Industrial Select Sector SPDR® Fund	(10)	(575)
iShares® MSCI China ETF	(9)	(477)
iShares® Russell 2000 Growth ETF	(34)	(5,071)
Market Vectors® Semiconductor ETF	(120)	(6,836)
Powershares QQQ™ Trust, Series 1	(5)	(542)
SPDR® S&P 500® ETF Trust	(7)	(1,475)
SPDR® S&P® Retail ETF	(68)	(6,712)
Technology Select Sector SPDR® Fund	(15)	(646)
		(35,403)

TOTAL EXCHANGE-TRADED FUNDS
(Proceeds $34,327)		(35,403)

EXCHANGE-TRADED NOTES - (0.64%)
Equity Funds - (0.64%)
JPMorgan Alerian MLP Index ETN	(141)	(6,288)

TOTAL EXCHANGE-TRADED NOTES
(Proceeds $6,351)		(6,288)

TOTAL SECURITIES SOLD SHORT
(Proceeds $252,973)		$(263,119)

SCHEDULE OF WRITTEN OPTIONS	Expiration Date	Exercise Price	Contracts	Value
Written Call Options
Ball Corp.	03/2015	$80.00	(1)	$(15)
Expedia, Inc.	03/2015	95.00	(1)	(85)

SCHEDULE OF WRITTEN OPTIONS	Expiration Date	Exercise Price	Contracts	Value
Written Call Options (Continued)
Staples, Inc.:
	06/2015	$18.00	(2)	$(125)
	01/2016	22.00	(2)	(120)

TOTAL WRITTEN CALL OPTIONS
(Premiums received $466)				(345)

Written Put Options
Ball Corp.:
	03/2015	70.00	(1)	(87)
	03/2015	75.00	(2)	(730)
Expedia, Inc.	03/2015	87.50	(1)	(73)
Staples, Inc.:
	03/2015	17.00	(1)	(73)
	06/2015	15.00	(2)	(115)

TOTAL WRITTEN PUT OPTIONS
(Premiums received $735)				(1,078)

TOTAL WRITTEN OPTIONS
(Premiums received $1,201)				$(1,423)

OUTSTANDING FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Contract Description	Contracts to Deliver/Receive	Purchase/Sale Contract	Expiration Date	Current Value	Unrealized Appreciation
CAD	21,200	Purchase	03/16/2015	16,954	$84
					$84

Contract Description	Contracts to Deliver/Receive	Purchase/Sale Contract	Expiration Date	Current Value	Unrealized Depreciation
CAD	6,300	Sale	03/16/2015	5,038	$(17)
					$(17)

Country	% of Net Assets(a)
Marshall Islands	1.50%
United States	99.11%
Liabilities in Excess of Other Assets	(0.61)%
100.00%

(a)	These percentages represent long positions only and are not net of short positions.

Abbreviations:

ADR - American Depositary Receipt
CAD - Canadian Dollar
ETF - Exchange-Traded Fund
ETN - Exchange-Traded Note
LLC - Limited Liability Company
LP - Limited Partnership
Ltd. - Limited
MLP - Master Limited Partnership
MSCI - Morgan Stanley Capital International

N.V. - Naamloze Vennootschap is the Dutch term for a public limited liability corporation
Plc - Public Limited Company
S&P - Standard & Poor’s
SPDR - Standard & Poor’s Depositary Receipt

See Notes to Quarterly Portfolio of Investments.

The following is a summary of the inputs used as of February 28, 2015, in valuing the Arbitrage Tactical Equity Fund’s investments carried at value:

Investments in Securities at Value
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks**	$439,018	$–	$–	$439,018
Limited Partnerships	14,652	–	–	14,652
Exchange Traded Funds	2,101	–	–	2,101
Purchased Options	1,237	–	–	1,237
Short-Term Investments	527,812	–	–	527,812
TOTAL	$984,820	$–	$–	$984,820

Other Financial Instruments*
Assets
Forward Foreign Currency Exchange Contracts	$–	$84	$–	$84
Liabilities
Common Stocks**	(208,172)	–	–	(208,172)
Limited Partnerships	(13,256)	–	–	(13,256)
Exchange-Traded Funds	(35,403)	–	–	(35,403)
Exchange-Traded Notes	(6,288)	–	–	(6,288)
Written Options	(1,423)	–	–	(1,423)
Forward Foreign Currency
Exchange Contracts	–	(17)	–	(17)
TOTAL	$(264,542)	$67	$–	$(264,475)

*	Other financial instruments are instruments such as securities sold short, written options, and forward foreign currency exchange contracts.
**	Refer to Portfolio of Investments for sector information.

THE ARBITRAGE FUNDS Notes to the Quarterly Portfolio of Investments February 28, 2015 (Unaudited) 1. ORGANIZATION

The Arbitrage Funds (the “Trust”) was organized as a Delaware business trust on December 22, 1999 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objective and policies. The three series presently authorized are The Arbitrage Fund (the “Arbitrage Fund”), The Arbitrage Event-Driven Fund (the “Event-Driven Fund”), The Arbitrage Credit Opportunities Fund (the “Credit Opportunities Fund”) and The Arbitrage Tactical Equity Fund (the “Tactical Equity Fund”), each a “Fund” and collectively the “Funds”, each a diversified series, which offer four classes of shares. Class R shares, Class I shares, Class C shares and Class A shares of the Arbitrage Fund commenced operations on September 18, 2000, October 17, 2003 June 1, 2012, and June 1, 2013 respectively. Class R shares, Class I shares, Class C shares and Class A shares of the Event-Driven Fund commenced operations on October 1, 2010, October 1, 2010, June 1, 2012 and June 1, 2013, respectively. Class R shares, Class I and Class C shares of the Credit Opportunities Fund commenced operations on October 1, 2012 and Class A shares commenced operations on June 1, 2013. Class R shares, Class I shares, Class C shares and Class A shares of the Tactical Equity Fund commenced operations on January 2, 2015.

The investment objective of the Arbitrage Fund seeks to achieve capital growth by engaging in merger arbitrage. The investment objective of the Event-Driven Fund seeks to achieve capital growth by investing in companies that are impacted by corporate events such as mergers, acquisitions, restructurings, recapitalizations, refinancings, reorganizations and other special situations. The investment objective of the Credit Opportunities Fund seeks to provide current income and capital growth, by investing in debt securities impacted by events such as reorganizations, restructurings, recapitalizations, debt maturities, refinancings, mergers, acquisitions, regulatory changes and other special situations. The investment objective of the Tactical Equity Fund seeks to achieve capital appreciation by investing in securities of companies where the market may not fully appreciate the impact of fundamental changes to the business, industry or regulatory environment.

The Funds’ four classes of shares, Class R, Class I, Class C and Class A represent interests in the same portfolio of investments and have the same rights, but differ primarily in the expenses to which they are subject and the investment eligibility requirements. Class R shares, Class C shares and Class A shares are subject to an annual distribution fee of up to 0.25%, 1.00% and 0.25%, respectively, of each Fund’s average daily net assets attributable to Class R shares, Class C shares and Class A shares, respectively, whereas Class I shares are not subject to any distribution fees.  Class C shares are also subject to a 1.00% contingent deferred sales charge on all purchases redeemed in 12 months of purchase.  Class A shares of the Arbitrage Fund are sold subject to a maximum front-end sales load equal to 2.50% of the offering price and are also subject to a 0.50% contingent deferred sales load on purchases at or above $250,000, purchased without a front-end sales charge and redeemed within 12 months of purchase.  Class A shares of the Event-Driven Fund, the Credit Opportunities Fund and the Tactical Equity Fund are sold subject to a maximum front-end sales load equal to 3.25% of the offering price and are also subject to a 1.00% contingent deferred sales load on purchases at or above $500,000, purchased without a front-end sales charge and redeemed within 18 months of purchase.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The Funds are considered investment companies for financial reporting purposes under GAAP.

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Valuation of Investments — The Funds’ portfolio securities are valued as of the close of trading of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time). Common stocks and other securities, including open short positions that are traded on a securities exchange, are valued at the last quoted sales price at the close of regular trading on the day the valuation is made. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Price information on listed stocks is taken from the exchange where the security is primarily traded. Securities which are listed on an exchange but which are not traded on the valuation date are valued at the mean of the most recent bid and asked prices. Put and call options and securities traded in the over-the-counter market are valued at the mean of the most recent bid and asked prices. When there is no bid price available, put and call options will be valued using the average of the last ask price and zero. Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the thirty, sixty, ninety and one-hundred eighty day forward rates provided by an independent source. Bank loans are valued at the composite mid-price which is calculated using the simple average of the dealer marks. If available, debt securities are priced based upon an evaluated bid provided by independent, third-party pricing agents. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Unlisted securities for which market quotations are readily available are valued at the latest quoted bid price. Swap contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or comparable over-the-counter market, and that are freely transferable, are valued at their closing settlement price on the exchange on which they are primarily traded or based upon the current settlement price for a like instrument acquired on the day on which the instrument is being valued. Over-the-counter swap contracts for which market quotations are readily available are valued based on quotes received from independent pricing services or one or more dealers that make markets in such securities. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith under the supervision of the Board of Trustees of the Trust. Some of the more common reasons that may necessitate that a security be valued at fair value include: the security’s trading has been halted or suspended; the security has been delisted from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of a security, subsequent private transactions in the security or related securities, or a combination of these and other factors. Foreign securities are translated from the local currency into U.S. dollars using currency exchange rates supplied by a quotation service.

Fair Value Measurements — In accordance with the authoritative guidance on fair value measurements under GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The guidance establishes three levels of the fair value hierarchy as follows:

• Level 1 —	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;
• Level 2 —	Observable inputs other than quoted prices included in Level 1 that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
• Level 3 —
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing each Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3, whose fair value measurement considers several inputs, may include Level 1 or Level 2 inputs as components of the overall fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The Funds recognize transfers between levels as of the beginning of the annual period in which the transfer occurred.
For the period ended February 28, 2015, there were no significant changes to the Funds’ fair value methodologies. Additionally, during the period ended February 28, 2015, there were no transfers between level 1 and 2 securities. Transfers for level 3 securities, if any, are shown as part of the leveling table in the Portfolio of Investments.
Security Transactions — Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.
Foreign Currency Translation — Amounts denominated in or expected to settle in foreign currencies are translated to U.S. dollars based on exchange rates on the following basis:
A. The market values of investment securities and other assets and liabilities are translated at the closing rate of exchange each day.
B. Purchases and sales of investment securities and income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.
Short Positions — The Funds may sell securities short for economic hedging purposes. Subsequent fluctuations in the market prices of securities sold, but not yet purchased, may require purchasing the securities at prices which may differ from the market value reflected on the Portfolio of Investments. The Funds are liable for any dividends payable on securities while those securities are in a short position. As collateral for their short positions, the Funds are required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. The amount of the collateral is required to be adjusted daily to reflect changes in the value of the securities sold short. The Funds are charged an interest rebate expense by the prime broker on securities sold short. The interest rebate expense is charged for the duration of time that a security is sold short.

Securities Lending — In order to generate additional income, the Funds may, from time to time, lend portfolio securities to broker-dealers, banks or institutional borrowers of securities. The Funds must receive 100% collateral in the form of cash or U.S. government securities. This collateral must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Funds. During the time portfolio securities are on loan, the borrower pays the Funds any dividends or interest paid on such securities.
Loans are subject to termination by the Funds or the borrower at any time. While the Funds do not have the right to vote securities on loan, they have the right to terminate the loan and regain the right to vote if that is considered important with respect to the investment. In the event the borrower defaults in its obligation to the Funds, the Funds bear the risk of delay in the recovery of portfolio securities and the risk of loss of rights in the collateral. There were no securities on loan in the Funds during the nine months ended February 28, 2015.

Loan Participations and Assignments — The Funds may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Funds’ investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Funds may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Funds generally have no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Funds may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Funds purchase assignments from lenders they acquire direct rights against the borrower of the loan. The Funds may enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts may not be utilized by the borrower. When investing in a loan participation, the Funds have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Funds may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the Funds may receive a penalty fee upon the prepayment of a floating rate loan by a borrower.
Derivative Instruments and Hedging Activities — The following discloses the Funds’ use of derivative instruments and hedging activities.
The Funds’ investment objectives not only permit the Funds to purchase investment securities, they also allow certain Funds to enter into various types of derivative contracts, including, but not limited to swap contracts, forward foreign currency exchange contracts, and purchased and written options. In doing so, the Funds will employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity or debt securities; they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Market Risk Factors: In pursuit of their investment objectives, the Funds may seek to use derivatives to increase or decrease their exposure to the following market risk factors:
Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Interest Rate Risk: Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already income investments and a decline in general interest rates will tend to increase the value of such investments. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.
Foreign Exchange Rate Risk: Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the value of the foreign currency denominated security will increase as the dollar depreciates against the currency.
Risk of Investing in Derivatives: The Funds’ use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Funds are using derivatives to decrease or hedge exposures to market risk factors for securities held by the Funds, there are also risks that those derivatives may not perform as expected, resulting in losses for the combined or hedged positions.
Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Funds to increase their market value exposure relative to their net assets and can substantially increase the volatility of the Funds’ performance.
Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.
Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.
Option Writing/Purchasing: Certain Funds may write or purchase option contracts to adjust risk and return of their overall investment positions. When a Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options that expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. Risks from entering into option transactions arise from the potential inability of counterparties to meet the terms of the contracts, the potential inability to enter into closing transactions because of an illiquid secondary market and from unexpected movements in security values.

A summary of put and call option contracts written in the Arbitrage Fund during the period ended February 28, 2015, is as follows:
	Put Contracts	Put Premiums	Call Contracts	Call Premiums
Options outstanding at beginning of period	1,097	$108,251	21,722	$1,569,952
Options written	70,610	6,334,246	117,547	15,513,744
Options closed	(16,395)	(3,354,089)	(45,776)	(4,025,134)
Options exercised	(4,309)	(539,593)	(40,294)	(6,942,694)
Options expired	(37,707)	(1,955,419)	(40,414)	(5,194,026)
Options outstanding at end of period	13,296	$593,396	12,785	$921,842

A summary of put and call option contracts written in the Event-Driven Fund during the period ended February 28, 2015, is as follows:

	Put Contracts	Put Premiums	Call Contracts	Call Premiums
Options outstanding at beginning of period	215	$11,153	3,533	$203,576
Options written	20,405	1,749,264	68,886	4,722,828
Options closed	(4,683)	(651,654)	(10,976)	(918,734)
Options exercised	(5,156)	(369,837)	(25,693)	(2,105,171)
Options expired	(6,852)	(387,661)	(31,944)	(1,611,664)
Options outstanding at end of period	3,929	$351,265	3,806	$290,835

A summary of put and call option contracts written in the Credit Opportunities Fund during the period ended February 28, 2015, is as follows:

	Put Contracts	Put Premiums	Call Contracts	Call Premiums
Options outstanding at beginning of period	-	$-	22		$2,185
Options written	-	-	40		12,570
Options closed	-	-	(40)		(12,570)
Options expired	-	-	(22)		(2,185)
Options outstanding at end of period	-	$-	‐	$	‐

A summary of put and call option contracts written in the Tactical Equity Fund during the period ended February 28, 2015, is as follows:

	Put Contracts	Put Premiums		Call Contracts	Call Premiums
Options outstanding at beginning of period	‐	$	‐	‐	$	‐
Options written	9		833	13		777
Options exercised	(1)		(49)	(2)		(199)
Options expired	(1)		(49)	(5)		(112)
Options outstanding at end of period	7		$735	6		$466

Foreign Currency Exchange Contracts: The Funds may enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Funds may enter into these contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions or portfolio positions. The objective of the Funds’ foreign currency hedging transactions is to reduce risk that the U.S. dollar value of the Funds’ securities denominated in foreign currency will decline in value due to changes in foreign currency exchange rates.
Warrants and Rights: The Funds may invest in warrants. A Fund may purchase warrants issued by domestic and foreign companies to purchase newly created equity securities consisting of common and preferred stock. Warrants are securities that give the holder the right, but not the obligation to purchase equity issues of the company issuing the warrants, or a related company, at a fixed price either on a date certain or during a set period. The equity security underlying a warrant is authorized at the time the warrant is issued or is issued together with the warrant.
Investing in warrants can provide a greater potential for profit or loss than an equivalent investment in the underlying security, and, thus, can be a speculative investment. At the time of issue, the cost of a warrant is substantially less than the cost of the underlying security itself, and price movements in the underlying security are generally magnified in the price movements of the warrant. This leveraging effect enables the investor to gain exposure to the underlying security with a relatively low capital investment. This leveraging increases an investor’s risk, however, in the event of a decline in the value of the underlying security, a complete loss of the amount invested in the warrant may result. In addition, the price of a warrant tends to be more volatile than, and may not correlate exactly to, the price of the underlying security. If the market price of the underlying security is below the exercise price of the warrant on its expiration date, the warrant will generally expire without value. The value of a warrant may decline because of a decline in the value of the underlying security, the passage of time, changes in interest rates or in the dividend or other policies of the company whose equity underlies the warrant or a change in the perception as to the future price of the underlying security, or any combination thereof. Warrants generally pay no dividends and confer no voting or other rights other than to purchase the underlying security.
Swap Contracts: The Funds may enter into credit default swap contracts for hedging purposes to gain market exposure or to add leverage to its portfolio. When used for hedging purposes, the Fund would be the buyer of a credit default swap contract. In that case, the Fund would be entitled to receive the par (or other agreed upon) value of a referenced debt obligation, index or other investment from the counterparty to the contract in the event of a default by a third party, such as a U.S. or foreign issuer, on the referenced debt obligation. In return, the Fund would pay to the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no event of default occurs, the Fund would have spent the stream of payments and received no benefit from the contract. When the Fund is the seller of a credit default swap contract, it receives the stream of payments but is obligated to pay upon default of the referenced debt obligation. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total assets, the Fund would be subject to investment exposure on the notional amount of the swap.

In addition to the risks applicable to derivatives generally, credit default swaps involve special risks because they are difficult to value, are highly susceptible to liquidity and credit risk and generally pay a return to the counterparty in the event of an actual default by the issuer of the underlying obligation, as opposed to a credit downgrade or other indication of financial difficulty.
The Funds may invest in swaps for the purpose of managing exposure to interest rate, credit or market risk. Additionally, the Funds enter into equity swap agreements for the purpose of attempting to obtain a desired return on, or exposure to, certain equity securities or equity indices in an expedited manner or at a lower cost to the Funds than if the Funds had invested directly in such securities. An equity swap contract entitles the Funds to receive from the counterparty any appreciation and dividends paid on an individual security, while obligating the Funds to pay the counterparty any depreciation on the security. Fluctuations in the value of an open contract are recorded daily as a net unrealized gain or loss. The Funds will realize a gain or loss upon termination or reset of the contract. Either party, under certain conditions, may terminate the contract prior to the contract’s expiration date. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the Funds’ custodian and/or counterparty’s broker. Risks may exceed amounts recognized on the Portfolio of Investments. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the swap agreements.
Whether a Fund’s use of swap agreements will be successful in furthering the investment objective will depend on Management’s ability to correctly predict whether certain types of investments are likely to produce greater returns than other investments.  Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid investments.  Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. A Fund will enter into swap agreements only with counterparties that meet certain standards for creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Fund’s repurchase agreement guidelines).
International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by a Fund and those counterparties.  The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination.  Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement.  Pursuant to the Funds’ derivative ISDA Master Agreements, the Funds are required to maintain sufficient collateral or maintain a predetermined level of net assets.  Any election to terminate early could be material to the financial statements.  The values of all derivative instruments with the credit-risk-related contingent features that are net liability positions at February 28, 2015, exclude the effects of cash collateral received or posted pursuant to these derivative contracts and, therefore, are not representative of the Funds’ net exposure.

3. TAX BASIS INFORMATION

Tax Basis of Investments — As of February 28, 2015, the aggregate cost of investments, gross unrealized appreciation/ (depreciation) and net unrealized appreciation/ (depreciation) for Federal tax purposes was as follows:
The following information is computed on a tax basis for each item as of February 28, 2015:

Fund	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Appreciation/ (Depreciation)	Cost of Investments for Income Tax Purposes
The Arbitrage Fund	$48,637,671	$(17,459,741)	$31,177,930	$2,173,897,848
The Arbitrage Event‐Driven Fund	14,148,930	(17,677,363)	(3,528,433)	651,099,806
The Arbitrage Credit Opportunities Fund	437,198	(1,072,000)	(634,802)	51,470,642
The Arbitrage Tactical Equity Fund	21,852	(6,347)	15,505	969,315

Item 2 - Controls and Procedures.

(a)        The Registrant’s principal executive officer and principal financial officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date.

(b)        There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE ARBITRAGE FUNDS

By:	/s/ John S. Orrico
John S. Orrico
President

Date:	April 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John S. Orrico
John S. Orrico
President

Date:	April 27, 2015

By:	/s/ Kim Storms
Kim Storms
Chief Financial Officer

Date:	April 27, 2015